UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III (Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2022
MFS®  Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
VMA-SEM

MFS® Moderate Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
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MFS Moderate Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Series	12.2%
MFS Government Securities Portfolio	10.2%
MFS Value Series	9.0%
MFS Growth Series	8.8%
MFS Research Series	7.9%
MFS Research International Portfolio	6.9%
MFS Mid Cap Value Portfolio	6.9%
MFS Mid Cap Growth Series	6.9%
MFS Global Governments Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Limited Maturity Portfolio	4.1%
MFS International Intrinsic Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.4%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
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MFS Moderate Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.01%	$1,000.00	$825.28	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05
Service Class	Actual	0.26%	$1,000.00	$824.46	$1.18
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
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MFS Moderate Allocation Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 41.6%
MFS Global Governments Portfolio - Initial Class	5,941,636	$ 54,068,888
MFS Government Securities Portfolio - Initial Class	9,638,151	108,621,968
MFS High Yield Portfolio - Initial Class	11,004,316	52,930,762
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,408,093	53,594,200
MFS Limited Maturity Portfolio - Initial Class	4,405,449	43,085,290
MFS Total Return Bond Series - Initial Class	10,762,496	129,795,696
		$442,096,804
International Stock Funds – 12.9%
MFS International Growth Portfolio - Initial Class	2,337,930	$ 31,632,187
MFS International Intrinsic Value Portfolio - Initial Class	1,149,528	31,646,511
MFS Research International Portfolio - Initial Class	4,876,086	73,921,471
		$137,200,169
Specialty Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	2,115,439	$ 31,604,651
U.S. Stock Funds – 42.4%
MFS Growth Series - Initial Class	1,673,581	$ 93,720,517
MFS Mid Cap Growth Series - Initial Class	8,968,009	73,178,951
MFS Mid Cap Value Portfolio - Initial Class	7,751,944	73,488,425
MFS New Discovery Series - Initial Class	973,626	15,480,657
MFS New Discovery Value Portfolio - Initial Class	1,618,062	15,727,566
MFS Research Series - Initial Class	2,698,387	83,865,876
MFS Value Series - Initial Class	4,451,038	95,608,300
		$451,070,292
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.21% (v)	1,521,007	$ 1,520,855
Total Investment Companies (Identified Cost, $948,313,833)		$1,063,492,771
Other Assets, Less Liabilities – (0.0)%		(126,904)
Net Assets – 100.0%		$1,063,365,867
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,063,492,771.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in affiliated issuers, at value (identified cost, $948,313,833)	$1,063,492,771
Receivables for
Investments sold	1,045,188
Fund shares sold	523
Dividends	1,172
Other assets	2,708
Total assets	$1,064,542,362
Liabilities
Payables for
Investments purchased	$33,773
Fund shares reacquired	1,044,770
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	98
Distribution and/or service fees	14,516
Payable for independent Trustees' compensation	381
Accrued expenses and other liabilities	82,861
Total liabilities	$1,176,495
Net assets	$1,063,365,867
Net assets consist of
Paid-in capital	$808,144,525
Total distributable earnings (loss)	255,221,342
Net assets	$1,063,365,867
Shares of beneficial interest outstanding	89,142,477
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$7,558,083	632,646	$11.95
Service Class	1,055,807,784	88,509,831	11.93
See Notes to Financial Statements
5

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends from affiliated issuers	$2,478
Expenses
Distribution and/or service fees	$1,479,863
Shareholder servicing costs	10,429
Administrative services fee	8,679
Independent Trustees' compensation	8,959
Custodian fee	10,659
Shareholder communications	5,313
Audit and tax fees	21,436
Legal fees	3,595
Miscellaneous	17,597
Total expenses	$1,566,530
Net investment income (loss)	$(1,564,052)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$6,327,805
Change in unrealized appreciation or depreciation
Affiliated issuers	$(238,342,507)
Net realized and unrealized gain (loss)	$(232,014,702)
Change in net assets from operations	$(233,578,754)
See Notes to Financial Statements
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MFS Moderate Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$(1,564,052)	$19,432,185
Net realized gain (loss)	6,327,805	122,852,398
Net unrealized gain (loss)	(238,342,507)	8,807,403
Change in net assets from operations	$(233,578,754)	$151,091,986
Total distributions to shareholders	$—	$(87,100,447)
Change in net assets from fund share transactions	$(69,253,128)	$(131,955,533)
Total change in net assets	$(302,831,882)	$(67,963,994)
Net assets
At beginning of period	1,366,197,749	1,434,161,743
At end of period	$1,063,365,867	$1,366,197,749
See Notes to Financial Statements
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MFS Moderate Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$14.48	$13.86	$13.23	$11.95	$13.33	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.25	$0.29	$0.30	$0.30	$0.26
Net realized and unrealized gain (loss)	(2.53)	1.34	1.51	2.28	(0.74)	1.60
Total from investment operations	$(2.53)	$1.59	$1.80	$2.58	$(0.44)	$1.86
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.32)	$(0.35)	$(0.29)	$(0.28)
From net realized gain	—	(0.67)	(0.85)	(0.95)	(0.65)	(0.50)
Total distributions declared to shareholders	$—	$(0.97)	$(1.17)	$(1.30)	$(0.94)	$(0.78)
Net asset value, end of period (x)	$11.95	$14.48	$13.86	$13.23	$11.95	$13.33
Total return (%) (k)(s)(x)	(17.47)(n)	11.61	14.29	22.23	(3.85)	15.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.01(a)	0.01	0.01	0.01	0.01	0.01
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.01)(a)	1.74	2.24	2.28	2.29	1.98
Portfolio turnover	2(n)	2	7	1	1	0(b)
Net assets at end of period (000 omitted)	$7,558	$9,312	$7,891	$6,448	$5,333	$6,053

See Notes to Financial Statements
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MFS Moderate Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$14.47	$13.86	$13.22	$11.94	$13.32	$12.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.20	$0.24	$0.26	$0.27	$0.22
Net realized and unrealized gain (loss)	(2.52)	1.34	1.54	2.28	(0.75)	1.60
Total from investment operations	$(2.54)	$1.54	$1.78	$2.54	$(0.48)	$1.82
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.29)	$(0.31)	$(0.25)	$(0.24)
From net realized gain	—	(0.67)	(0.85)	(0.95)	(0.65)	(0.50)
Total distributions declared to shareholders	$—	$(0.93)	$(1.14)	$(1.26)	$(0.90)	$(0.74)
Net asset value, end of period (x)	$11.93	$14.47	$13.86	$13.22	$11.94	$13.32
Total return (%) (k)(s)(x)	(17.55)(n)	11.26	14.08	21.90	(4.13)	15.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.26(a)	0.26	0.26	0.26	0.26	0.26
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.26)(a)	1.38	1.81	1.98	2.02	1.66
Portfolio turnover	2(n)	2	7	1	1	0(b)
Net assets at end of period (000 omitted)	$1,055,808	$1,356,886	$1,426,271	$1,414,989	$1,364,874	$1,686,004
(a)	Annualized.
(b)	Less than 0.5%.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing
10

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,063,492,771	$—	$—	$1,063,492,771
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
11

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$31,407,050
Long-term capital gains	55,693,397
Total distributions	$87,100,447
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$955,206,360
Gross appreciation	163,159,637
Gross depreciation	(54,873,226)
Net unrealized appreciation (depreciation)	$108,286,411
As of 12/31/21
Undistributed ordinary income	22,413,264
Undistributed long-term capital gain	119,757,914
Net unrealized appreciation (depreciation)	346,628,918
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$625,183
Service Class	—	86,475,264
Total	$—	$87,100,447
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $10,348, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $81.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0015% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $20,703,438 and $91,503,836, respectively.
13

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	6,334	$82,679	100,307	$1,443,545
Service Class	659,578	8,209,801	306,006	4,390,844
	665,912	$8,292,480	406,313	$5,834,389
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	43,965	$625,183
Service Class	—	—	6,076,969	86,475,264
	—	$—	6,120,934	$87,100,447
Shares reacquired
Initial Class	(16,903)	$(224,931)	(70,317)	$(1,014,109)
Service Class	(5,904,075)	(77,320,677)	(15,563,681)	(223,876,260)
	(5,920,978)	$(77,545,608)	(15,633,998)	$(224,890,369)
Net change
Initial Class	(10,569)	$(142,252)	73,955	$1,054,619
Service Class	(5,244,497)	(69,110,876)	(9,180,706)	(133,010,152)
	(5,255,066)	$(69,253,128)	(9,106,751)	$(131,955,533)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $2,446 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$66,714,569	$97,624	$3,665,626	$(708,633)	$(8,369,046)	$54,068,888
MFS Global Real Estate Portfolio	42,050,156	1,098,010	2,602,270	967,641	(9,908,886)	31,604,651
MFS Government Securities Portfolio	134,944,096	16,401	14,964,980	(2,581,268)	(8,792,281)	108,621,968
MFS Growth Series	122,716,807	7,515,847	111,161	(10,419)	(36,390,557)	93,720,517
MFS High Yield Portfolio	68,185,130	1,711	6,207,133	(1,074,761)	(7,974,185)	52,930,762
MFS Inflation-Adjusted Bond Portfolio	67,626,116	427,460	3,432,688	208,008	(11,234,696)	53,594,200
14

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,500,980	$2,875,024	$2,855,023	$(5)	$(121)	$1,520,855
MFS International Growth Portfolio	41,247,180	21,053	1,823,498	256,566	(8,069,114)	31,632,187
MFS International Intrinsic Value Portfolio	41,185,739	1,678,025	151,111	73,181	(11,139,323)	31,646,511
MFS Limited Maturity Portfolio	54,135,043	—	8,878,125	(326,057)	(1,845,571)	43,085,290
MFS Mid Cap Growth Series	96,354,427	6,372,644	30,871	(11,256)	(29,505,993)	73,178,951
MFS Mid Cap Value Portfolio	97,152,435	200,741	11,068,873	2,997,622	(15,793,500)	73,488,425
MFS New Discovery Series	18,898,498	2,747,200	6,615	(3,413)	(6,155,013)	15,480,657
MFS New Discovery Value Portfolio	20,681,954	33,312	2,194,647	592,406	(3,385,459)	15,727,566
MFS Research International Portfolio	96,117,925	119,537	2,683,430	(89,770)	(19,542,791)	73,921,471
MFS Research Series	110,061,530	252,895	5,675,511	2,122,829	(22,895,867)	83,865,876
MFS Total Return Bond Series	162,364,517	12,583	14,366,066	(1,478,430)	(16,736,908)	129,795,696
MFS Value Series	124,350,782	108,393	13,641,243	5,393,564	(20,603,196)	95,608,300
	$1,366,287,884	$23,578,460	$94,358,871	$6,327,805	$(238,342,507)	$1,063,492,771
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	2,478	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$2,478	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a
15

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
16

MFS Moderate Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Moderate Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2022
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-SEM

MFS® Inflation-Adjusted Bond Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Non-U.S. Government Bonds	45.2%
U.S. Treasury Securities	43.1%
Commercial Mortgage-Backed Securities	1.6%
Mortgage-Backed Securities	0.9%
Investment Grade Corporates	0.6%
Municipal Bonds	0.5%
Composition including fixed income credit quality (a)(i)
AAA	10.2%
AA	32.3%
A	2.5%
BBB	8.0%
U.S. Government	45.9%
Federal Agencies	0.9%
Not Rated	(7.9)%
Cash & Cash Equivalents	0.2%
Other	7.9%
Portfolio facts (i)
Average Duration (d)	10.1
Average Effective Maturity (m)	10.6 yrs.
Issuer country weightings (i)(x)
United States	54.8%
United Kingdom	24.4%
France	7.0%
Italy	5.7%
Spain	2.2%
Japan	2.0%
New Zealand	1.7%
Canada	1.0%
Germany	1.0%
Other Countries	0.2%
Currency exposure weightings (i)(y)
United States Dollar	51.9%
British Pound Sterling	20.6%
Euro	17.3%
Canadian Dollar	4.1%
Japanese Yen	2.8%
Norwegian Krone	1.0%
Australian Dollar	0.9%
Swedish Krona	0.7%
New Zealand Dollar	0.5%
Other Currencies	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
2

MFS Inflation-Adjusted Bond Portfolio
Portfolio Composition - continued
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

MFS Inflation-Adjusted Bond Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22 - 6/30/22
Initial Class	Actual	0.56%	$1,000.00	$830.68	$2.54
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
Service Class	Actual	0.81%	$1,000.00	$830.22	$3.68
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.5%
Asset-Backed & Securitized – 1.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.145%, 11/15/2054 (i)		$2,111,555	$ 137,025
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.426%, 7/15/2054 (i)		2,086,792	166,341
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.756%, 2/15/2054 (i)		1,337,786	134,142
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.381%, 2/15/2054 (i)		4,281,820	316,805
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)		2,522,255	169,618
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		2,802,295	151,994
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.385%, 7/15/2054 (i)		3,296,281	259,404
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.399%, 8/15/2054 (i)		3,957,245	315,533
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.156%, 9/15/2054 (i)		4,348,927	271,689
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.436%, 2/15/2054 (i)		3,310,735	273,639
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.155%, 6/15/2064 (i)		1,303,179	85,167
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)		1,655,923	128,329
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.348%, 6/15/2054 (i)		2,015,206	141,708
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.218%, 10/15/2054 (i)		7,561,656	502,662
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.676%, 8/15/2054 (i)		1,465,216	142,823
			$3,196,879
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$ 288,069
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$55,000	$ 54,802
Howard University, Washington D.C., 2.801%, 10/01/2023		60,000	59,431
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		66,000	63,626
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	77,653
			$255,512
International Market Sovereign – 50.1%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040	AUD	656,298	$ 419,016
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2026	EUR	2,222,432	2,483,536
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030		3,756,315	4,400,488
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2033		2,603,777	2,958,455
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046		1,870,393	2,304,151
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	2,145,373	2,035,137
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	392,901,000	3,033,342
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		117,717,450	917,065
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	1,659,140	1,113,455
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		3,617,390	2,320,906
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027	EUR	1,883,953	2,091,120
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		1,424,267	1,596,336
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		687,381	732,933
Republic of France, Inflation Linked Bond, 0.25%, 7/25/2024		5,096,174	5,709,032
Republic of France, Inflation Linked Bond, 3.4%, 7/25/2029		5,519,560	7,593,320
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2036 (n)		377,769	397,896
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023		202,724	229,577
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024		535,341	614,104
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		6,086,649	7,278,562
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		188,770	205,825
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		2,417,132	2,810,148
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2024	GBP	3,145,590	4,046,468
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029		6,229,194	8,473,359
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,109,431	1,685,259
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,654,782	3,012,162
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		1,608,537	2,327,000
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,977,068	3,293,789
5

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	1,920,858	$ 3,038,539
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,952,814	3,155,029
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		550,712	817,597
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,044,858	1,549,435
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,541,306	4,371,188
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,006,624	1,679,968
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,175,006	1,865,731
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		825,182	1,722,394
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,209,134	1,919,192
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,240,049	2,194,317
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		687,357	1,160,734
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,011,708	1,778,900
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		184,491	352,499
			$99,687,964
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$ 514,084
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	148,560
			$662,644
Mortgage-Backed – 0.9%
Freddie Mac, 1.914%, 4/25/2030 (i)		$564,669	$ 66,163
Freddie Mac, 1.766%, 5/25/2030 (i)		1,221,668	134,632
Freddie Mac, 1.262%, 9/25/2030 (i)		646,322	52,211
Freddie Mac, 0.422%, 1/25/2031 (i)		4,880,607	108,504
Freddie Mac, 0.873%, 1/25/2031 (i)		1,882,263	105,561
Freddie Mac, 1.026%, 1/25/2031 (i)		1,425,035	94,785
Freddie Mac, 0.613%, 3/25/2031 (i)		5,928,839	211,120
Freddie Mac, 1.333%, 5/25/2031 (i)		709,327	63,282
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	79,269
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	184,680
Freddie Mac, 0.955%, 9/25/2031 (i)		1,417,400	92,549
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	205,126
Freddie Mac, 0.597%, 12/25/2031 (i)		6,916,623	273,419
Freddie Mac, 0.664%, 12/25/2031 (i)		1,130,491	49,534
			$1,720,835
Municipals – 0.5%
Chicago, IL, Board of Education, Taxable, “E”, BAM, 6.138%, 12/01/2039		$550,000	$ 606,468
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		395,000	347,113
			$953,581
U.S. Treasury Inflation Protected Securities – 45.8%
U.S. Treasury Bonds, 0.375%, 7/15/2023		$975,213	$ 992,356
U.S. Treasury Bonds, 0.625%, 1/15/2024		1,040,802	1,058,610
U.S. Treasury Bonds, 0.25%, 1/15/2025 (f)		19,465,227	19,583,083
U.S. Treasury Bonds, 2%, 1/15/2026		6,458,698	6,840,164
U.S. Treasury Bonds, 0.375%, 1/15/2027		4,159,054	4,143,566
U.S. Treasury Bonds, 0.75%, 2/15/2042		9,539,728	8,715,436
U.S. Treasury Bonds, 0.75%, 2/15/2045		3,376,285	3,022,698
U.S. Treasury Bonds, 1%, 2/15/2048		399,788	381,548
U.S. Treasury Bonds, 0.25%, 2/15/2050		396,506	312,883
U.S. Treasury Bonds, 0.125%, 2/15/2051		2,914,958	2,243,834
U.S. Treasury Notes, 0.375%, 7/15/2025		14,255,287	14,398,026
U.S. Treasury Notes, 0.875%, 1/15/2029		17,747,035	17,912,489
6

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 1/15/2031	$12,098,985	$ 11,507,899
		$91,112,592
Total Bonds (Identified Cost, $217,374,265)		$197,878,076
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $1,656,792)	1,656,799	$ 1,656,634
Other Assets, Less Liabilities – (0.3)%		(625,441)
Net Assets – 100.0%		$198,909,269
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,656,634 and $197,878,076, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,130,829, representing 0.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 6/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,261,000	USD	968,903	Merrill Lynch International	7/15/2022	$10,773
EUR	1,326,281	USD	1,387,706	HSBC Bank	7/15/2022	3,055
NZD	157,520	USD	98,368	Brown Brothers Harriman	7/15/2022	6
USD	2,364,754	AUD	3,180,000	State Street Bank Corp.	7/15/2022	169,665
USD	1,052,942	CAD	1,341,420	UBS AG	7/15/2022	10,787
USD	1,055,816	EUR	982,533	Barclays Bank PLC	7/15/2022	25,514
USD	2,933,886	EUR	2,758,258	Brown Brothers Harriman	7/15/2022	41,528
USD	2,373,666	EUR	2,242,070	Brown Brothers Harriman	9/21/2022	11,013
USD	602,748	EUR	566,502	HSBC Bank	7/15/2022	8,706
7

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	1,688,535	EUR	1,522,652	JPMorgan Chase Bank N.A.	7/15/2022	$91,856
USD	10,673,909	EUR	9,683,859	Merrill Lynch International	7/15/2022	519,245
USD	3,157,624	EUR	2,934,709	Morgan Stanley Capital Services, Inc.	7/15/2022	80,236
USD	4,514,316	EUR	4,193,946	State Street Bank Corp.	7/15/2022	116,471
USD	934,758	EUR	870,000	UBS AG	7/15/2022	22,461
USD	993,237	GBP	813,270	Barclays Bank PLC	7/15/2022	3,113
USD	2,380,077	GBP	1,893,926	Brown Brothers Harriman	7/15/2022	74,296
USD	3,284,226	GBP	2,584,325	Deutsche Bank AG	7/15/2022	137,914
USD	934,061	GBP	761,295	HSBC Bank	7/15/2022	7,215
USD	3,258,091	GBP	2,523,147	Morgan Stanley Capital Services, Inc.	7/15/2022	186,261
USD	3,675,784	GBP	2,962,883	State Street Bank Corp.	7/15/2022	68,591
USD	2,004,548	JPY	259,483,817	Brown Brothers Harriman	7/15/2022	91,005
USD	2,161,672	NOK	20,726,670	Deutsche Bank AG	7/15/2022	57,068
USD	1,141,285	NOK	10,421,000	Goldman Sachs International	7/15/2022	83,128
USD	4,158,663	NOK	39,929,745	Morgan Stanley Capital Services, Inc.	7/15/2022	104,162
USD	967,861	NOK	9,060,000	UBS AG	7/15/2022	47,901
USD	5,125,997	NZD	7,523,049	Deutsche Bank AG	7/15/2022	427,712
USD	2,282,479	NZD	3,464,912	Morgan Stanley Capital Services, Inc.	7/15/2022	118,576
USD	1,118,428	SEK	11,188,177	Deutsche Bank AG	7/15/2022	24,392
USD	1,030,873	SEK	10,091,772	UBS AG	7/15/2022	44,049
						$2,586,699
Liability Derivatives
AUD	1,780,665	USD	1,315,528	Brown Brothers Harriman	7/15/2022	$(86,372)
AUD	154,750	USD	116,216	JPMorgan Chase Bank N.A.	7/15/2022	(9,395)
AUD	2,749,206	USD	2,067,664	Merrill Lynch International	7/15/2022	(169,943)
AUD	616,100	USD	463,632	Morgan Stanley Capital Services, Inc.	7/15/2022	(38,351)
CAD	1,036,145	USD	825,242	Brown Brothers Harriman	7/15/2022	(20,257)
CAD	627,366	USD	502,582	Deutsche Bank AG	7/15/2022	(15,179)
CAD	5,876,045	USD	4,694,676	Merrill Lynch International	7/15/2022	(129,554)
CAD	3,836,317	USD	3,045,645	State Street Bank Corp.	7/15/2022	(65,194)
DKK	3,369,185	USD	502,390	Deutsche Bank AG	7/15/2022	(27,384)
EUR	942,838	USD	993,174	Barclays Bank PLC	7/15/2022	(4,498)
EUR	655,573	USD	702,235	Brown Brothers Harriman	7/15/2022	(14,790)
EUR	1,664,359	USD	1,761,736	Deutsche Bank AG	9/21/2022	(7,864)
EUR	7,606,065	USD	8,134,813	HSBC Bank	7/15/2022	(158,961)
EUR	1,006,502	USD	1,068,791	JPMorgan Chase Bank N.A.	7/15/2022	(13,355)
EUR	1,182,341	USD	1,267,770	Merrill Lynch International	7/15/2022	(27,946)
EUR	2,090,000	USD	2,208,792	Morgan Stanley Capital Services, Inc.	7/15/2022	(17,181)
EUR	3,605,941	USD	3,814,079	UBS AG	7/15/2022	(32,826)
GBP	886,000	USD	1,090,216	Brown Brothers Harriman	7/15/2022	(11,546)
GBP	576,851	USD	756,030	Deutsche Bank AG	7/15/2022	(53,737)
GBP	1,504,021	USD	1,853,001	Deutsche Bank AG	9/21/2022	(19,417)
GBP	1,230,403	USD	1,544,818	JPMorgan Chase Bank N.A.	7/15/2022	(46,851)
GBP	793,561	USD	1,041,191	Merrill Lynch International	7/15/2022	(75,063)
GBP	1,009,043	USD	1,232,839	State Street Bank Corp.	9/21/2022	(2,693)
JPY	133,824,548	USD	1,060,351	Barclays Bank PLC	7/15/2022	(73,472)
JPY	18,511,933	USD	137,895	Brown Brothers Harriman	7/15/2022	(1,380)
JPY	180,229,757	USD	1,471,768	Merrill Lynch International	7/15/2022	(142,677)
JPY	138,731,666	USD	1,080,577	Morgan Stanley Capital Services, Inc.	7/15/2022	(57,511)
NOK	10,219,593	USD	1,061,061	Barclays Bank PLC	7/15/2022	(23,354)
NOK	30,070,792	USD	3,182,177	Goldman Sachs International	7/15/2022	(128,762)
NOK	39,865,000	USD	4,600,934	HSBC Bank	7/15/2022	(553,008)
8

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
NOK	19,554,008	USD	1,995,576	Morgan Stanley Capital Services, Inc.	7/15/2022	$(10,045)
NZD	1,968,139	USD	1,269,635	Brown Brothers Harriman	7/15/2022	(40,495)
NZD	4,865,385	USD	3,182,443	JPMorgan Chase Bank N.A.	7/15/2022	(143,918)
SEK	34,649,557	USD	3,669,748	Deutsche Bank AG	7/15/2022	(281,543)
USD	850,050	CAD	1,104,102	Citibank N.A.	7/15/2022	(7,732)
USD	1,413,660	CAD	1,838,463	HSBC Bank	7/15/2022	(14,648)
USD	398,431	CAD	513,000	State Street Bank Corp.	7/15/2022	(121)
USD	502,585	EUR	481,082	JPMorgan Chase Bank N.A.	7/15/2022	(1,887)
USD	805,494	EUR	769,995	State Street Bank Corp.	7/15/2022	(1,936)
USD	698,960	GBP	575,463	State Street Bank Corp.	7/15/2022	(1,643)
						$(2,532,489)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	31	$4,784,656	September – 2022	$6,881
Liability Derivatives
Interest Rate Futures
Euro-Schatz 2 yr	Short	EUR	89	$10,179,687	September – 2022	$(62,880)
U.S. Treasury Note 2 yr	Short	USD	49	10,290,765	September – 2022	(27,257)
						$(90,137)
At June 30, 2022, the fund had liquid securities with an aggregate value of $316,825 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $217,374,265)	$197,878,076
Investments in affiliated issuers, at value (identified cost, $1,656,792)	1,656,634
Foreign currency, at value (identified cost, $67)	81
Receivables for
Forward foreign currency exchange contracts	2,586,699
Net daily variation margin on open futures contracts	13,328
Fund shares sold	812
Interest and dividends	672,941
Other assets	743
Total assets	$202,809,314
Liabilities
Payables for
Forward foreign currency exchange contracts	$2,532,489
Investments purchased	1,203,502
Fund shares reacquired	76,236
Payable to affiliates
Investment adviser	5,261
Administrative services fee	232
Shareholder servicing costs	24
Distribution and/or service fees	1,342
Payable for independent Trustees' compensation	64
Accrued expenses and other liabilities	80,895
Total liabilities	$3,900,045
Net assets	$198,909,269
Net assets consist of
Paid-in capital	$193,532,633
Total distributable earnings (loss)	5,376,636
Net assets	$198,909,269
Shares of beneficial interest outstanding	20,207,456
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$100,282,749	10,120,387	$9.91
Service Class	98,626,520	10,087,069	9.78
See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$7,155,786
Dividends from affiliated issuers	1,194
Other	4
Total investment income	$7,156,984
Expenses
Management fee	$557,176
Distribution and/or service fees	137,681
Shareholder servicing costs	2,665
Administrative services fee	21,616
Independent Trustees' compensation	2,637
Custodian fee	14,784
Shareholder communications	3,203
Audit and tax fees	23,557
Legal fees	679
Miscellaneous	14,960
Total expenses	$778,958
Reduction of expenses by investment adviser	(15,679)
Net expenses	$763,279
Net investment income (loss)	$6,393,705
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,348,901)
Affiliated issuers	(35)
Futures contracts	491,021
Forward foreign currency exchange contracts	(148,261)
Foreign currency	(24,926)
Net realized gain (loss)	$(2,031,102)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(45,301,674)
Affiliated issuers	(158)
Futures contracts	(74,029)
Forward foreign currency exchange contracts	206,843
Translation of assets and liabilities in foreign currencies	(17,663)
Net unrealized gain (loss)	$(45,186,681)
Net realized and unrealized gain (loss)	$(47,217,783)
Change in net assets from operations	$(40,824,078)
See Notes to Financial Statements
11

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$6,393,705	$7,049,975
Net realized gain (loss)	(2,031,102)	14,982,442
Net unrealized gain (loss)	(45,186,681)	(17,972,564)
Change in net assets from operations	$(40,824,078)	$4,059,853
Total distributions to shareholders	$—	$(6,632,339)
Change in net assets from fund share transactions	$(9,167,884)	$(7,574,086)
Total change in net assets	$(49,991,962)	$(10,146,572)
Net assets
At beginning of period	248,901,231	259,047,803
At end of period	$198,909,269	$248,901,231
See Notes to Financial Statements
12

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$11.93	$12.06	$10.81	$10.15	$10.81	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.34	$0.05	$0.12	$0.19	$0.13
Net realized and unrealized gain (loss)	(2.34)	(0.14)	1.40	0.72	(0.67)	0.70
Total from investment operations	$(2.02)	$0.20	$1.45	$0.84	$(0.48)	$0.83
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.05)	$(0.18)	$(0.18)	$—
From net realized gain	—	(0.20)	(0.15)	—	—	—
Total distributions declared to shareholders	$—	$(0.33)	$(0.20)	$(0.18)	$(0.18)	$—
Net asset value, end of period (x)	$9.91	$11.93	$12.06	$10.81	$10.15	$10.81
Total return (%) (k)(r)(s)(x)	(16.93)(n)	1.63	13.55	8.26	(4.47)	8.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.57	0.58	0.57	0.57	0.56
Expenses after expense reductions	0.56(a)	0.56	0.57	0.56	0.56	0.55
Net investment income (loss)	5.87(a)(l)	2.88	0.45	1.11	1.78	1.28
Portfolio turnover	72(n)	96	46	62	63	40
Net assets at end of period (000 omitted)	$100,283	$126,161	$132,577	$131,221	$134,599	$162,429

See Notes to Financial Statements
13

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$11.78	$11.92	$10.69	$10.03	$10.68	$9.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.31	$0.02	$0.09	$0.16	$0.11
Net realized and unrealized gain (loss)	(2.30)	(0.15)	1.38	0.72	(0.66)	0.68
Total from investment operations	$(2.00)	$0.16	$1.40	$0.81	$(0.50)	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.02)	$(0.15)	$(0.15)	$—
From net realized gain	—	(0.20)	(0.15)	—	—	—
Total distributions declared to shareholders	$—	$(0.30)	$(0.17)	$(0.15)	$(0.15)	$—
Net asset value, end of period (x)	$9.78	$11.78	$11.92	$10.69	$10.03	$10.68
Total return (%) (k)(r)(s)(x)	(16.98)(n)	1.32	13.21	8.05	(4.70)	7.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.82	0.83	0.82	0.82	0.81
Expenses after expense reductions	0.81(a)	0.81	0.82	0.81	0.81	0.80
Net investment income (loss)	5.62(a)(l)	2.64	0.19	0.86	1.54	1.03
Portfolio turnover	72(n)	96	46	62	63	40
Net assets at end of period (000 omitted)	$98,627	$122,740	$126,471	$125,926	$131,678	$165,418
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$91,112,592	$—	$91,112,592
Non - U.S. Sovereign Debt	—	99,687,964	—	99,687,964
Municipal Bonds	—	953,581	—	953,581
U.S. Corporate Bonds	—	1,206,225	—	1,206,225
Residential Mortgage-Backed Securities	—	1,720,835	—	1,720,835
Commercial Mortgage-Backed Securities	—	3,196,879	—	3,196,879
Mutual Funds	1,656,634	—	—	1,656,634
Total	$1,656,634	$197,878,076	$—	$199,534,710
Other Financial Instruments
Futures Contracts – Assets	$6,881	$—	$—	$6,881
Futures Contracts – Liabilities	(90,137)	—	—	(90,137)
Forward Foreign Currency Exchange Contracts – Assets	—	2,586,699	—	2,586,699
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,532,489)	—	(2,532,489)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$6,881	$(90,137)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,586,699	(2,532,489)
Total		$2,593,580	$(2,622,626)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$491,021	$—
Foreign Exchange	—	(148,261)
Total	$491,021	$(148,261)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(74,029)	$—
Foreign Exchange	—	206,843
Total	$(74,029)	$206,843
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$3,482,285
Long-term capital gains	3,150,054
Total distributions	$6,632,339
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$219,636,538
Gross appreciation	564,245
Gross depreciation	(20,666,073)
Net unrealized appreciation (depreciation)	$(20,101,828)
As of 12/31/21
Undistributed ordinary income	10,065,802
Undistributed long-term capital gain	11,008,773
Other temporary differences	(469)
Net unrealized appreciation (depreciation)	25,126,608
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$3,498,989
Service Class	—	3,133,350
Total	$—	$6,632,339
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
19

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $15,679, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $2,556, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $109.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0194% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$92,248,011	$75,558,154
Non-U.S. Government securities	69,492,933	94,836,240
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	100,187	$1,005,699	223,436	$2,667,109
Service Class	342,644	3,551,734	1,067,266	12,419,057
	442,831	$4,557,433	1,290,702	$15,086,166
20

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	291,582	$3,498,989
Service Class	—	—	263,972	3,133,350
	—	$—	555,554	$6,632,339
Shares reacquired
Initial Class	(558,691)	$(6,319,581)	(931,878)	$(11,261,662)
Service Class	(672,995)	(7,405,736)	(1,526,352)	(18,030,929)
	(1,231,686)	$(13,725,317)	(2,458,230)	$(29,292,591)
Net change
Initial Class	(458,504)	$(5,313,882)	(416,860)	$(5,095,564)
Service Class	(330,351)	(3,854,002)	(195,114)	(2,478,522)
	(788,855)	$(9,167,884)	(611,974)	$(7,574,086)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 27%, 16%, and 7%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $441 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$157,672	$35,320,068	$33,820,913	$(35)	$(158)	$1,656,634
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,194	$—
21

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
22

MFS Inflation-Adjusted Bond Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
23

MFS Inflation-Adjusted Bond Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
24

Semiannual Report
June 30, 2022
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-SEM

MFS® New Discovery Value Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS New Discovery Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Black Hills Corp.	1.7%
Umpqua Holdings Corp.	1.6%
SLM Corp.	1.6%
Prosperity Bancshares, Inc.	1.6%
Skechers USA, Inc., “A”	1.5%
Prestige Consumer Healthcare, Inc.	1.5%
Cathay General Bancorp, Inc.	1.5%
LKQ Corp.	1.4%
International Game Technology PLC	1.4%
Plexus Corp.	1.4%
GICS equity sectors (g)
Financials	23.6%
Consumer Discretionary	13.9%
Materials	11.9%
Industrials	11.6%
Information Technology	8.5%
Health Care	8.1%
Energy	6.5%
Real Estate	6.2%
Utilities	5.3%
Consumer Staples	2.7%
Communication Services	0.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS New Discovery Value Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.88%	$1,000.00	$852.63	$4.04
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$850.93	$5.19
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS New Discovery Value Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 2.3%
CACI International, Inc., “A” (a)	1,789	$ 504,104
KBR, Inc.	11,245	544,146
		$1,048,250
Apparel Manufacturers – 2.3%
PVH Corp.	5,827	$ 331,556
Skechers USA, Inc., “A” (a)	19,393	690,003
		$1,021,559
Automotive – 3.7%
LKQ Corp.	12,544	$ 615,785
Methode Electronics, Inc.	13,812	511,597
Stoneridge, Inc. (a)	7,859	134,782
Visteon Corp. (a)	3,806	394,225
		$1,656,389
Brokerage & Asset Managers – 0.8%
Focus Financial Partners, “A” (a)	10,068	$ 342,916
Business Services – 2.6%
HireRight Holdings Corp. (a)	23,847	$ 338,866
Paya, Inc. (a)	76,402	501,961
TaskUs, Inc., “A” (a)	8,317	140,224
WNS (Holdings) Ltd., ADR (a)	2,909	217,128
		$1,198,179
Chemicals – 1.0%
Element Solutions, Inc.	26,092	$ 464,438
Computer Software – 1.4%
ACI Worldwide, Inc. (a)	13,639	$ 353,114
Everbridge, Inc. (a)	5,483	152,921
Sabre Corp. (a)	24,544	143,091
		$649,126
Computer Software - Systems – 1.6%
Softchoice Corp. (l)	23,473	$ 410,486
Verint Systems, Inc. (a)	7,679	325,205
		$735,691
Construction – 0.8%
Toll Brothers, Inc.	8,256	$ 368,218
Consumer Products – 2.9%
Energizer Holdings, Inc.	8,229	$ 233,292
Newell Brands, Inc.	19,750	376,040
Prestige Consumer Healthcare, Inc. (a)	11,571	680,375
		$1,289,707
4

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc. (a)	3,217	$ 271,901
Grand Canyon Education, Inc. (a)	3,159	297,546
		$569,447
Containers – 5.0%
Ardagh Metal Packaging S.A.	56,328	$ 343,601
Berry Global, Inc. (a)	10,940	597,762
Graphic Packaging Holding Co.	26,097	534,988
Pactiv Evergreen, Inc.	26,518	264,119
Silgan Holdings, Inc.	12,549	518,901
		$2,259,371
Electrical Equipment – 2.3%
nVent Electric PLC	11,105	$ 347,920
TriMas Corp.	16,927	468,708
Vertiv Holdings Co.	29,554	242,934
		$1,059,562
Electronics – 2.4%
Cohu, Inc. (a)	16,580	$ 460,095
Plexus Corp. (a)	7,782	610,887
		$1,070,982
Energy - Independent – 3.1%
CNX Resources Corp. (a)	28,866	$ 475,134
Magnolia Oil & Gas Corp., “A”	18,459	387,455
Viper Energy Partners LP	20,187	538,589
		$1,401,178
Food & Beverages – 2.2%
Hostess Brands, Inc. (a)	18,476	$ 391,876
Nomad Foods Ltd. (a)	29,103	581,769
		$973,645
Furniture & Appliances – 0.6%
IMAX Corp. (a)	15,892	$ 268,416
Gaming & Lodging – 1.4%
International Game Technology PLC	33,060	$ 613,594
General Merchandise – 0.6%
Five Below, Inc. (a)	2,540	$ 288,112
Insurance – 4.1%
CNO Financial Group, Inc.	19,365	$ 350,313
Everest Re Group Ltd.	1,578	442,282
Hanover Insurance Group, Inc.	3,780	552,825
Selective Insurance Group, Inc.	5,947	517,032
		$1,862,452
Leisure & Toys – 1.1%
Brunswick Corp.	3,672	$ 240,075
Funko, Inc., “A” (a)	10,981	245,096
		$485,171
5

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.9%
ESAB Corp.	7,355	$ 321,781
Flowserve Corp.	16,449	470,935
ITT, Inc.	2,726	183,296
Regal Rexnord Corp.	3,686	418,435
Timken Co.	7,032	373,048
		$1,767,495
Medical & Health Technology & Services – 3.2%
ICON PLC (a)	1,670	$ 361,889
Premier, Inc., “A”	14,707	524,746
Syneos Health, Inc. (a)	7,686	550,932
		$1,437,567
Medical Equipment – 2.8%
Agiliti Health, Inc. (a)	17,324	$ 355,315
Envista Holdings Corp. (a)	11,218	432,342
Maravai Lifesciences Holdings, Inc., “A” (a)	5,400	153,414
Quidel Corp. (a)	3,192	310,198
		$1,251,269
Metals & Mining – 1.4%
Arconic Corp. (a)	15,282	$ 428,660
Kaiser Aluminum Corp.	2,452	193,929
		$622,589
Natural Gas - Distribution – 2.4%
New Jersey Resources Corp.	12,866	$ 572,923
ONE Gas, Inc.	6,211	504,271
		$1,077,194
Natural Gas - Pipeline – 0.9%
Plains GP Holdings LP	37,386	$ 385,824
Oil Services – 2.5%
ChampionX Corp.	27,182	$ 539,563
Expro Group Holdings N.V. (a)	25,596	294,866
Helmerich & Payne	7,236	311,582
		$1,146,011
Other Banks & Diversified Financials – 19.1%
Air Lease Corp.	12,631	$ 422,254
Bank of Hawaii Corp.	7,517	559,265
Brookline Bancorp, Inc.	31,807	423,351
Cathay General Bancorp, Inc.	17,314	677,843
East West Bancorp, Inc.	6,324	409,795
Element Fleet Management Corp. (l)	52,496	547,309
Encore Capital Group, Inc. (a)	910	52,571
First Hawaiian, Inc.	18,062	410,188
First Interstate BancSystem, Inc.	14,332	546,193
Hanmi Financial Corp.	15,578	349,570
Prosperity Bancshares, Inc.	10,374	708,233
Sandy Spring Bancorp, Inc.	7,904	308,809
SLM Corp.	45,330	722,560
Texas Capital Bancshares, Inc. (a)	5,682	299,100
Textainer Group Holdings Ltd.	9,838	269,660
6

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
UMB Financial Corp.	6,355	$ 547,166
Umpqua Holdings Corp.	43,728	733,319
Wintrust Financial Corp.	3,098	248,305
Zions Bancorp NA	8,029	408,676
		$8,644,167
Pharmaceuticals – 0.6%
Organon & Co.	8,530	$ 287,887
Real Estate – 7.4%
Brixmor Property Group, Inc., REIT	10,954	$ 221,380
Broadstone Net Lease, Inc., REIT	26,017	533,609
Douglas Emmett, Inc., REIT	6,905	154,534
Empire State Realty Trust, REIT, “A”	44,978	316,195
Industrial Logistics Properties Trust, REIT	21,095	297,018
Life Storage, Inc., REIT	1,699	189,710
LXP Industrial Trust, REIT	16,777	180,185
National Storage Affiliates Trust, REIT	6,726	336,771
Phillips Edison & Co., REIT	17,466	583,539
Two Harbors Investment Corp., REIT	104,351	519,668
		$3,332,609
Restaurants – 0.7%
Jack in the Box, Inc.	5,699	$ 319,486
Specialty Chemicals – 3.7%
Avient Corp.	11,771	$ 471,781
Axalta Coating Systems Ltd. (a)	15,116	334,215
Diversey Holdings Ltd. (a)	78,443	517,724
Quaker Chemical Corp.	1,523	227,719
Univar Solutions, Inc. (a)	5,169	128,553
		$1,679,992
Specialty Stores – 2.4%
Monro Muffler Brake, Inc.	6,204	$ 266,028
Urban Outfitters, Inc. (a)	25,790	481,241
Zumiez, Inc. (a)	12,724	330,824
		$1,078,093
Trucking – 1.5%
Schneider National, Inc.	13,915	$ 311,418
XPO Logistics, Inc. (a)	7,893	380,127
		$691,545
Utilities - Electric Power – 2.9%
Black Hills Corp.	10,459	$ 761,101
Portland General Electric Co.	11,723	566,573
		$1,327,674
Total Common Stocks (Identified Cost, $36,973,602)		$44,675,805
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $370,741)	370,778	$ 370,741
7

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.55% (j) (Identified Cost, $32,153)	32,153	$ 32,153
Other Assets, Less Liabilities – 0.2%		73,611
Net Assets – 100.0%		$45,152,310
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $370,741 and $44,707,958, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

MFS New Discovery Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $31,978 of securities on loan (identified cost, $37,005,755)	$44,707,958
Investments in affiliated issuers, at value (identified cost, $370,741)	370,741
Receivables for
Investments sold	131,542
Fund shares sold	4,666
Interest and dividends	51,751
Receivable from investment adviser	9,682
Other assets	280
Total assets	$45,276,620
Liabilities
Payables for
Investments purchased	$49,974
Fund shares reacquired	1,045
Collateral for securities loaned, at value	32,153
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	22
Distribution and/or service fees	177
Payable for independent Trustees' compensation	60
Accrued expenses and other liabilities	40,783
Total liabilities	$124,310
Net assets	$45,152,310
Net assets consist of
Paid-in capital	$25,070,751
Total distributable earnings (loss)	20,081,559
Net assets	$45,152,310
Shares of beneficial interest outstanding	4,664,859
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$32,350,205	3,329,653	$9.72
Service Class	12,802,105	1,335,206	9.59
See Notes to Financial Statements
9

MFS New Discovery Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$464,512
Other	2,333
Dividends from affiliated issuers	888
Income on securities loaned	802
Foreign taxes withheld	(3,114)
Total investment income	$465,421
Expenses
Management fee	$227,077
Distribution and/or service fees	16,998
Shareholder servicing costs	2,508
Administrative services fee	8,799
Independent Trustees' compensation	1,528
Custodian fee	2,588
Shareholder communications	2,271
Audit and tax fees	29,467
Legal fees	167
Miscellaneous	12,713
Total expenses	$304,116
Reduction of expenses by investment adviser	(65,087)
Net expenses	$239,029
Net investment income (loss)	$226,392
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,744,321
Foreign currency	11
Net realized gain (loss)	$3,744,332
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(11,869,546)
Translation of assets and liabilities in foreign currencies	(41)
Net unrealized gain (loss)	$(11,869,587)
Net realized and unrealized gain (loss)	$(8,125,255)
Change in net assets from operations	$(7,898,863)
See Notes to Financial Statements
10

MFS New Discovery Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$226,392	$284,504
Net realized gain (loss)	3,744,332	11,782,149
Net unrealized gain (loss)	(11,869,587)	3,812,772
Change in net assets from operations	$(7,898,863)	$15,879,425
Total distributions to shareholders	$—	$(1,651,131)
Change in net assets from fund share transactions	$(2,155,116)	$(14,070,396)
Total change in net assets	$(10,053,979)	$157,898
Net assets
At beginning of period	55,206,289	55,048,391
At end of period	$45,152,310	$55,206,289
See Notes to Financial Statements
11

MFS New Discovery Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$11.40	$8.77	$9.33	$8.45	$11.13	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.07	$0.10	$0.08	$0.05
Net realized and unrealized gain (loss)	(1.73)	2.91	0.14	2.46	(0.94)	1.44
Total from investment operations	$(1.68)	$2.97	$0.21	$2.56	$(0.86)	$1.49
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.08)	$(0.08)	$(0.06)	$(0.11)
From net realized gain	—	(0.25)	(0.69)	(1.60)	(1.76)	(1.04)
Total distributions declared to shareholders	$—	$(0.34)	$(0.77)	$(1.68)	$(1.82)	$(1.15)
Net asset value, end of period (x)	$9.72	$11.40	$8.77	$9.33	$8.45	$11.13
Total return (%) (k)(r)(s)(x)	(14.74)(n)	34.05	4.19	33.65	(10.78)	15.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.12	1.14	1.13	1.11	1.08
Expenses after expense reductions	0.88(a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	0.96(a)	0.58	0.90	1.02	0.72	0.48
Portfolio turnover	17(n)	51	84	38	55	52
Net assets at end of period (000 omitted)	$32,350	$40,980	$44,834	$41,098	$36,665	$45,470

See Notes to Financial Statements
12

MFS New Discovery Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$11.27	$8.67	$9.25	$8.38	$11.05	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.04	$0.05	$0.07	$0.05	$0.03
Net realized and unrealized gain (loss)	(1.72)	2.88	0.12	2.45	(0.93)	1.43
Total from investment operations	$(1.68)	$2.92	$0.17	$2.52	$(0.88)	$1.46
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.06)	$(0.05)	$(0.03)	$(0.09)
From net realized gain	—	(0.25)	(0.69)	(1.60)	(1.76)	(1.04)
Total distributions declared to shareholders	$—	$(0.32)	$(0.75)	$(1.65)	$(1.79)	$(1.13)
Net asset value, end of period (x)	$9.59	$11.27	$8.67	$9.25	$8.38	$11.05
Total return (%) (k)(r)(s)(x)	(14.91)(n)	33.87	3.73	33.43	(11.00)	15.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.39(a)	1.37	1.39	1.38	1.36	1.33
Expenses after expense reductions	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	0.73(a)	0.36	0.66	0.78	0.45	0.24
Portfolio turnover	17(n)	51	84	38	55	52
Net assets at end of period (000 omitted)	$12,802	$14,227	$10,215	$9,518	$8,387	$10,907
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S.
14

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$44,675,805	$—	$—	$44,675,805
Mutual Funds	402,894	—	—	402,894
Total	$45,078,699	$—	$—	$45,078,699
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $31,978. The fair value of the fund's investment securities on loan and a related liability of $32,153 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
15

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$1,311,100
Long-term capital gains	340,031
Total distributions	$1,651,131
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$39,695,489
Gross appreciation	8,077,436
Gross depreciation	(2,694,226)
Net unrealized appreciation (depreciation)	$5,383,210
As of 12/31/21
Undistributed ordinary income	4,592,558
Undistributed long-term capital gain	6,033,325
Other temporary differences	42
Net unrealized appreciation (depreciation)	17,354,497
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
16

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$1,259,904
Service Class	—	391,227
Total	$—	$1,651,131
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $250 million	0.90%
In excess of $250 million	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $3,552, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $61,535, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $2,325, which equated to 0.0092% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $183.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0349% of the fund's average daily net assets.
17

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $2,290 and $75,934, respectively. The sales transactions resulted in net realized gains (losses) of $22,198.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $2,326, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $8,748,893 and $10,734,010, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	50,315	$552,673	431,095	$4,511,414
Service Class	217,682	2,314,214	437,830	4,651,820
	267,997	$2,866,887	868,925	$9,163,234
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	118,412	$1,259,904
Service Class	—	—	37,189	391,227
	—	$—	155,601	$1,651,131
Shares reacquired
Initial Class	(314,196)	$(3,459,341)	(2,069,710)	$(20,828,539)
Service Class	(145,044)	(1,562,662)	(390,160)	(4,056,222)
	(459,240)	$(5,022,003)	(2,459,870)	$(24,884,761)
Net change
Initial Class	(263,881)	$(2,906,668)	(1,520,203)	$(15,057,221)
Service Class	72,638	751,552	84,859	986,825
	(191,243)	$(2,155,116)	(1,435,344)	$(14,070,396)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 35%, 12%, and 7%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
18

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $95 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$383,820	$5,080,551	$5,093,630	$—	$—	$370,741
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$888	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
19

MFS New Discovery Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
20

MFS New Discovery Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
21

Semiannual Report
June 30, 2022
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-SEM

MFS® Mid Cap Value Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Mid Cap Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Hartford Financial Services Group, Inc.	1.3%
KBR, Inc.	1.2%
LKQ Corp.	1.2%
Arthur J. Gallagher & Co.	1.2%
Dollar Tree, Inc.	1.2%
Pioneer Natural Resources Co.	1.1%
Mid-America Apartment Communities, Inc., REIT	1.0%
Corteva, Inc.	1.0%
Assurant, Inc.	1.0%
L3Harris Technologies, Inc.	1.0%

GICS equity sectors (g)
Financials	20.0%
Industrials	16.2%
Consumer Discretionary	10.6%
Materials	9.3%
Information Technology	7.8%
Utilities	7.7%
Health Care	7.2%
Real Estate	6.7%
Energy	6.6%
Consumer Staples	4.5%
Communication Services	1.9%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Mid Cap Value Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.79%	$1,000.00	$854.82	$3.63
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$853.88	$4.78
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Mid Cap Value Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 3.8%
Howmet Aerospace, Inc.	112,443	$ 3,536,332
KBR, Inc.	122,249	5,915,629
L3Harris Technologies, Inc.	19,902	4,810,313
Leidos Holdings, Inc.	36,753	3,701,395
		$17,963,669
Airlines – 0.8%
Alaska Air Group, Inc. (a)	40,961	$ 1,640,488
Delta Air Lines, Inc. (a)	72,961	2,113,680
		$3,754,168
Apparel Manufacturers – 0.9%
PVH Corp.	22,871	$ 1,301,360
Skechers USA, Inc., “A” (a)	86,307	3,070,803
		$4,372,163
Automotive – 2.2%
Aptiv PLC (a)	23,810	$ 2,120,757
Lear Corp.	21,679	2,729,169
LKQ Corp.	117,367	5,761,546
		$10,611,472
Broadcasting – 0.4%
Warner Bros. Discovery, Inc. (a)	136,675	$ 1,834,179
Brokerage & Asset Managers – 3.0%
Apollo Global Management, Inc.	71,056	$ 3,444,795
Cboe Global Markets, Inc.	25,878	2,929,131
Invesco Ltd.	107,355	1,731,636
Raymond James Financial, Inc.	50,827	4,544,442
TPG, Inc.	67,740	1,619,663
		$14,269,667
Business Services – 1.7%
Amdocs Ltd.	56,260	$ 4,687,020
Global Payments, Inc.	29,823	3,299,617
		$7,986,637
Chemicals – 1.6%
Celanese Corp.	25,763	$ 3,029,987
Eastman Chemical Co.	48,673	4,369,375
		$7,399,362
Computer Software – 0.9%
Black Knight, Inc. (a)	33,012	$ 2,158,655
Dun & Bradstreet Holdings, Inc. (a)	129,006	1,938,960
		$4,097,615
Computer Software - Systems – 1.0%
Verint Systems, Inc. (a)	36,530	$ 1,547,045
Zebra Technologies Corp., “A” (a)	10,800	3,174,660
		$4,721,705
4

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.4%
Fortune Brands Home & Security, Inc.	36,215	$ 2,168,554
Masco Corp.	66,600	3,369,960
Mid-America Apartment Communities, Inc., REIT	28,536	4,984,383
Stanley Black & Decker, Inc.	32,750	3,434,165
Toll Brothers, Inc.	99,408	4,433,597
Vulcan Materials Co.	17,708	2,516,307
		$20,906,966
Consumer Products – 1.3%
Energizer Holdings, Inc.	41,002	$ 1,162,407
International Flavors & Fragrances, Inc.	15,151	1,804,787
Newell Brands, Inc.	177,882	3,386,873
		$6,354,067
Consumer Services – 0.3%
Grand Canyon Education, Inc. (a)	15,751	$ 1,483,587
Containers – 3.6%
Avery Dennison Corp.	15,348	$ 2,484,381
Berry Global, Inc. (a)	62,543	3,417,350
Crown Holdings, Inc.	33,760	3,111,659
Graphic Packaging Holding Co.	193,801	3,972,920
WestRock Co.	106,915	4,259,494
		$17,245,804
Electrical Equipment – 2.2%
Johnson Controls International PLC	90,920	$ 4,353,249
Sensata Technologies Holding PLC	70,286	2,903,515
TE Connectivity Ltd.	26,747	3,026,423
		$10,283,187
Electronics – 3.1%
Corning, Inc.	96,323	$ 3,035,138
Flex Ltd. (a)	152,653	2,208,889
Marvell Technology, Inc.	52,317	2,277,359
NXP Semiconductors N.V.	24,805	3,671,884
ON Semiconductor Corp. (a)	74,999	3,773,199
		$14,966,469
Energy - Independent – 5.0%
Coterra Energy, Inc.	105,875	$ 2,730,516
Devon Energy Corp.	83,122	4,580,853
Diamondback Energy, Inc.	30,240	3,663,576
Hess Corp.	42,889	4,543,661
Pioneer Natural Resources Co.	22,918	5,112,548
Valero Energy Corp.	29,619	3,147,907
		$23,779,061
Energy - Renewables – 0.8%
AES Corp.	192,489	$ 4,044,194
Engineering - Construction – 0.5%
Quanta Services, Inc.	20,398	$ 2,556,685
5

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.7%
Coca-Cola Europacific Partners PLC	57,340	$ 2,959,317
Ingredion, Inc.	37,697	3,323,368
J.M. Smucker Co.	22,696	2,905,315
Kellogg Co.	52,658	3,756,622
		$12,944,622
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	131,955	$ 3,525,838
Gaming & Lodging – 0.7%
Hyatt Hotels Corp. (a)	25,442	$ 1,880,418
International Game Technology PLC	88,562	1,643,711
		$3,524,129
General Merchandise – 1.2%
Dollar Tree, Inc. (a)	36,033	$ 5,615,743
Insurance – 8.9%
American International Group, Inc.	51,112	$ 2,613,357
Arthur J. Gallagher & Co.	34,735	5,663,194
Assurant, Inc.	28,188	4,872,296
Cincinnati Financial Corp.	16,628	1,978,399
Equitable Holdings, Inc.	167,330	4,362,293
Everest Re Group Ltd.	15,822	4,434,590
Hanover Insurance Group, Inc.	18,223	2,665,114
Hartford Financial Services Group, Inc.	95,096	6,222,131
Reinsurance Group of America, Inc.	24,562	2,880,877
Voya Financial, Inc.	47,345	2,818,448
Willis Towers Watson PLC	20,013	3,950,366
		$42,461,065
Leisure & Toys – 2.0%
Brunswick Corp.	36,896	$ 2,412,260
Electronic Arts, Inc.	21,554	2,622,044
Mattel, Inc. (a)	124,803	2,786,851
Polaris, Inc.	18,420	1,828,738
		$9,649,893
Machinery & Tools – 4.7%
Eaton Corp. PLC	37,656	$ 4,744,280
Ingersoll Rand, Inc.	73,650	3,099,192
ITT, Inc.	35,580	2,392,399
PACCAR, Inc.	55,238	4,548,297
Regal Rexnord Corp.	30,283	3,437,726
Wabtec Corp.	50,037	4,107,037
		$22,328,931
Major Banks – 1.8%
Comerica, Inc.	41,625	$ 3,054,442
KeyCorp	188,099	3,240,946
State Street Corp.	34,684	2,138,269
		$8,433,657
6

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.3%
AmerisourceBergen Corp.	30,754	$ 4,351,076
ICON PLC (a)	15,004	3,251,367
Laboratory Corp. of America Holdings	14,469	3,390,955
Syneos Health, Inc. (a)	25,684	1,841,029
Universal Health Services, Inc.	29,035	2,924,115
		$15,758,542
Medical Equipment – 3.3%
Agilent Technologies, Inc.	21,197	$ 2,517,568
Dentsply Sirona, Inc.	81,216	2,901,848
Hologic, Inc. (a)	32,345	2,241,508
Maravai Lifesciences Holdings, Inc., “A” (a)	41,123	1,168,304
PerkinElmer, Inc.	25,671	3,650,930
Zimmer Biomet Holdings, Inc.	30,543	3,208,847
		$15,689,005
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	17,867	$ 2,002,891
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	221,892	$ 2,289,925
Targa Resources Corp.	50,970	3,041,380
		$5,331,305
Network & Telecom – 0.9%
Motorola Solutions, Inc.	20,399	$ 4,275,630
Oil Services – 0.5%
Halliburton Co.	81,194	$ 2,546,244
Other Banks & Diversified Financials – 6.3%
Discover Financial Services	21,546	$ 2,037,821
East West Bancorp, Inc.	35,717	2,314,462
Element Fleet Management Corp. (l)	210,512	2,194,741
Northern Trust Corp.	34,489	3,327,499
Prosperity Bancshares, Inc.	38,414	2,622,524
Signature Bank	12,208	2,187,796
SLM Corp.	276,692	4,410,470
SVB Financial Group (a)	5,825	2,300,817
Umpqua Holdings Corp.	191,403	3,209,828
Wintrust Financial Corp.	22,517	1,804,737
Zions Bancorp NA	75,278	3,831,650
		$30,242,345
Pharmaceuticals – 0.6%
Organon & Co.	78,583	$ 2,652,176
Pollution Control – 1.2%
GFL Environmental, Inc.	63,753	$ 1,644,828
Republic Services, Inc.	30,898	4,043,621
		$5,688,449
7

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 5.6%
Boston Properties, Inc., REIT	14,711	$ 1,308,985
Brixmor Property Group, Inc., REIT	151,320	3,058,177
Host Hotels & Resorts, Inc., REIT	167,141	2,620,771
Life Storage, Inc., REIT	36,234	4,045,888
Spirit Realty Capital, Inc., REIT	55,025	2,078,845
STAG Industrial, Inc., REIT	42,525	1,313,172
Sun Communities, Inc., REIT	25,514	4,065,911
VICI Properties, Inc., REIT	160,156	4,771,047
W.P. Carey, Inc., REIT	43,488	3,603,416
		$26,866,212
Restaurants – 1.8%
Aramark	98,870	$ 3,028,388
Performance Food Group Co. (a)	43,754	2,011,809
Wendy's Co.	180,977	3,416,846
		$8,457,043
Specialty Chemicals – 3.4%
Ashland Global Holdings, Inc.	36,865	$ 3,798,938
Axalta Coating Systems Ltd. (a)	135,226	2,989,847
Corteva, Inc.	91,066	4,930,313
DuPont de Nemours, Inc.	67,552	3,754,540
Univar Solutions, Inc. (a)	33,718	838,567
		$16,312,205
Specialty Stores – 1.0%
Builders FirstSource, Inc. (a)	25,183	$ 1,352,327
Ross Stores, Inc.	32,642	2,292,448
Urban Outfitters, Inc. (a)	69,293	1,293,007
		$4,937,782
Telecommunications - Wireless – 0.8%
Liberty Broadband Corp. (a)	31,506	$ 3,643,354
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	78,983	$ 730,593
Trucking – 1.0%
Knight-Swift Transportation Holdings, Inc.	51,276	$ 2,373,566
XPO Logistics, Inc. (a)	45,147	2,174,280
		$4,547,846
Utilities - Electric Power – 6.5%
CenterPoint Energy, Inc.	114,584	$ 3,389,395
CMS Energy Corp.	65,278	4,406,265
Edison International	42,078	2,661,013
Eversource Energy	42,576	3,596,394
PG&E Corp. (a)	456,039	4,551,269
Pinnacle West Capital Corp.	49,366	3,609,642
Public Service Enterprise Group, Inc.	73,575	4,655,826
Sempra Energy	26,355	3,960,366
		$30,830,170
Total Common Stocks (Identified Cost, $367,045,335)		$467,626,327
8

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA (Identified Cost, $2,620,734)	29,584	$ 1,822,330
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $6,351,163)	6,351,556	$ 6,350,921
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.55% (j) (Identified Cost, $71,797)	71,797	$ 71,797
Other Assets, Less Liabilities – 0.2%		764,698
Net Assets – 100.0%		$476,636,073
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,350,921 and $469,520,454, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $69,965 of securities on loan (identified cost, $369,737,866)	$469,520,454
Investments in affiliated issuers, at value (identified cost, $6,351,163)	6,350,921
Cash	39,126
Receivables for
Fund shares sold	743,906
Interest and dividends	632,344
Other assets	1,780
Total assets	$477,288,531
Liabilities
Payables for
Fund shares reacquired	$492,584
Collateral for securities loaned, at value	71,797
Payable to affiliates
Investment adviser	19,454
Administrative services fee	494
Shareholder servicing costs	116
Distribution and/or service fees	2,913
Accrued expenses and other liabilities	65,100
Total liabilities	$652,458
Net assets	$476,636,073
Net assets consist of
Paid-in capital	$321,474,681
Total distributable earnings (loss)	155,161,392
Net assets	$476,636,073
Shares of beneficial interest outstanding	50,591,639
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$266,139,743	28,074,460	$9.48
Service Class	210,496,330	22,517,179	9.35
See Notes to Financial Statements
10

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$5,089,871
Dividends from affiliated issuers	19,376
Other	11,169
Income on securities loaned	5
Foreign taxes withheld	(18,985)
Total investment income	$5,101,436
Expenses
Management fee	$1,959,355
Distribution and/or service fees	277,450
Shareholder servicing costs	13,039
Administrative services fee	44,197
Independent Trustees' compensation	4,390
Custodian fee	11,146
Shareholder communications	5,059
Audit and tax fees	30,251
Legal fees	1,234
Miscellaneous	17,457
Total expenses	$2,363,578
Reduction of expenses by investment adviser	(36,772)
Net expenses	$2,326,806
Net investment income (loss)	$2,774,630
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$8,338,311
Affiliated issuers	(698)
Foreign currency	116
Net realized gain (loss)	$8,337,729
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(93,106,781)
Affiliated issuers	(242)
Translation of assets and liabilities in foreign currencies	(646)
Net unrealized gain (loss)	$(93,107,669)
Net realized and unrealized gain (loss)	$(84,769,940)
Change in net assets from operations	$(81,995,310)
See Notes to Financial Statements
11

MFS Mid Cap Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$2,774,630	$4,272,910
Net realized gain (loss)	8,337,729	42,522,241
Net unrealized gain (loss)	(93,107,669)	79,620,961
Change in net assets from operations	$(81,995,310)	$126,416,112
Total distributions to shareholders	$—	$(7,068,768)
Change in net assets from fund share transactions	$14,208,646	$11,028,583
Total change in net assets	$(67,786,664)	$130,375,927
Net assets
At beginning of period	544,422,737	414,046,810
At end of period	$476,636,073	$544,422,737
See Notes to Financial Statements
12

MFS Mid Cap Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$11.09	$8.59	$8.74	$7.42	$9.01	$8.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.09	$0.11	$0.10	$0.07
Net realized and unrealized gain (loss)	(1.67)	2.55	0.19	2.09	(1.03)	1.03
Total from investment operations	$(1.61)	$2.65	$0.28	$2.20	$(0.93)	$1.10
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.10)	$(0.12)	$(0.08)	$(0.11)
From net realized gain	—	(0.07)	(0.33)	(0.76)	(0.58)	(0.27)
Total distributions declared to shareholders	$—	$(0.15)	$(0.43)	$(0.88)	$(0.66)	$(0.38)
Net asset value, end of period (x)	$9.48	$11.09	$8.59	$8.74	$7.42	$9.01
Total return (%) (k)(r)(s)(x)	(14.52)(n)	30.99	3.87	31.12	(11.45)	13.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.80	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.79(a)	0.79	0.80	0.80	0.80	0.81
Net investment income (loss)	1.16(a)	0.97	1.22	1.31	1.13	0.82
Portfolio turnover	9(n)	26	35	30	32	36
Net assets at end of period (000 omitted)	$266,140	$316,524	$271,131	$261,832	$210,218	$268,291

See Notes to Financial Statements
13

MFS Mid Cap Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$10.95	$8.50	$8.65	$7.35	$8.93	$8.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.08	$0.09	$0.08	$0.05
Net realized and unrealized gain (loss)	(1.65)	2.52	0.18	2.06	(1.02)	1.02
Total from investment operations	$(1.60)	$2.59	$0.26	$2.15	$(0.94)	$1.07
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.08)	$(0.09)	$(0.06)	$(0.09)
From net realized gain	—	(0.07)	(0.33)	(0.76)	(0.58)	(0.27)
Total distributions declared to shareholders	$—	$(0.14)	$(0.41)	$(0.85)	$(0.64)	$(0.36)
Net asset value, end of period (x)	$9.35	$10.95	$8.50	$8.65	$7.35	$8.93
Total return (%) (k)(r)(s)(x)	(14.61)(n)	30.60	3.67	30.71	(11.61)	13.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.05	1.06	1.06	1.06	1.06
Expenses after expense reductions	1.04(a)	1.04	1.05	1.05	1.05	1.05
Net investment income (loss)	0.93(a)	0.74	1.01	1.06	0.86	0.59
Portfolio turnover	9(n)	26	35	30	32	36
Net assets at end of period (000 omitted)	$210,496	$227,898	$142,916	$74,018	$55,837	$85,643
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of
15

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$469,448,657	$—	$—	$469,448,657
Mutual Funds	6,422,718	—	—	6,422,718
Total	$475,871,375	$—	$—	$475,871,375
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $69,965. The fair value of the fund's investment securities on loan and a related liability of $71,797 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
16

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$5,697,623
Long-term capital gains	1,371,145
Total distributions	$7,068,768
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$379,576,009
Gross appreciation	114,155,464
Gross depreciation	(17,860,098)
Net unrealized appreciation (depreciation)	$96,295,366
As of 12/31/21
Undistributed ordinary income	11,919,413
Undistributed long-term capital gain	35,160,386
Other temporary differences	55
Net unrealized appreciation (depreciation)	190,076,848
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
17

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$4,276,275
Service Class	—	2,792,493
Total	$—	$7,068,768
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $36,772, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $12,330, which equated to 0.0047% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $709.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0169% of the fund's average daily net assets.
18

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $76,850. The sales transactions resulted in net realized gains (losses) of $14,897.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $8,440, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $61,762,172 and $45,677,503, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,009,564	$32,369,295	5,403,334	$54,466,927
Service Class	12,085,327	124,092,211	8,348,445	83,577,530
	15,094,891	$156,461,506	13,751,779	$138,044,457
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	415,576	$4,276,275
Service Class	—	—	274,581	2,792,493
	—	$—	690,157	$7,068,768
Shares reacquired
Initial Class	(3,472,639)	$(36,679,346)	(8,849,348)	$(87,892,961)
Service Class	(10,372,813)	(105,573,514)	(4,637,335)	(46,191,681)
	(13,845,452)	$(142,252,860)	(13,486,683)	$(134,084,642)
Net change
Initial Class	(463,075)	$(4,310,051)	(3,030,438)	$(29,149,759)
Service Class	1,712,514	18,518,697	3,985,691	40,178,342
	1,249,439	$14,208,646	955,253	$11,028,583
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 15%, 5%, and 3%, respectively, of the value of outstanding voting shares of the fund.
19

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $937 and $2,680, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,087,830	$52,362,717	$51,098,686	$(698)	$(242)	$6,350,921
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,376	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
20

MFS Mid Cap Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
21

MFS Mid Cap Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
22

Semiannual Report
June 30, 2022
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-SEM

MFS® Limited Maturity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	51.1%
U.S. Treasury Securities	21.2%
Collateralized Debt Obligations	12.1%
Commercial Mortgage-Backed Securities	7.3%
Non-U.S. Government Bonds	5.5%
Municipal Bonds	3.9%
Emerging Markets Bonds	3.8%
Asset-Backed Securities	2.8%
High Yield Corporates	1.2%
Mortgage-Backed Securities	1.1%
Residential Mortgage-Backed Securities	0.4%
Composition including fixed income credit quality (a)(i)
AAA	9.0%
AA	12.4%
A	23.0%
BBB	37.0%
BB	1.2%
U.S. Government	16.5%
Federal Agencies	1.1%
Not Rated	10.2%
Cash & Cash Equivalents	(0.1)%
Other	(10.3)%
Portfolio facts (i)
Average Duration (d)	1.9
Average Effective Maturity (m)	2.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

MFS Limited Maturity Portfolio
Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22 - 6/30/22
Initial Class	Actual	0.44%	$1,000.00	$957.88	$2.14
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.70%	$1,000.00	$956.86	$3.40
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Limited Maturity Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.5%
Aerospace & Defense – 0.7%
Boeing Co., 1.167%, 2/04/2023	$438,000	$ 433,025
Boeing Co., 1.433%, 2/04/2024	876,000	836,781
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,032,857
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	113,880
		$2,416,543
Asset-Backed & Securitized – 22.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.145%, 11/15/2054 (i)	$13,107,366	$ 850,576
ACREC 2021-FL1 Ltd., “AS”, FLR, 3.112% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	898,000	859,137
ACREC 2021-FL1 Ltd., “B”, FLR, 3.412% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,596,000	1,521,706
ACREC 2021-FL1 Ltd., “C”, FLR, 3.762% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	902,000	867,551
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	637,218
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 2.924% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	455,000	427,422
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 3.174% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	264,000	245,195
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 3.024% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,102,500	1,061,345
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 3.324% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,102,500	1,060,341
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 3.624% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	663,500	637,997
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 3.079% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,650,678
AREIT 2019-CRE3 Trust, “AS”, FLR, 2.748% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	646,777
AREIT 2019-CRE3 Trust, “B”, FLR, 2.998% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	317,597
AREIT 2019-CRE3 Trust, “C”, FLR, 3.348% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	264,000	261,079
AREIT 2022-CRE6 Trust, “D”, FLR, 3.62% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	237,500	233,017
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.534% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	617,466	614,215
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 2.712% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,039,826	984,010
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 3.162% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	563,239	527,244
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 2.662% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,670,370
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 2.962% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	701,431
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.926%, 12/15/2051 (i)(n)	21,885,769	838,888
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.426%, 7/15/2054 (i)	5,769,257	459,875
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.505%, 9/15/2054 (i)	5,966,058	502,386
BDS 2021-FL10 Ltd., “B”, FLR, 3.562% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	519,000	482,507
BDS 2021-FL10 Ltd., “C”, FLR, 3.912% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	377,500	346,916
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.381%, 2/15/2054 (i)	10,392,619	768,932
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.385%, 7/15/2054 (i)	11,312,660	890,260
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.399%, 8/15/2054 (i)	8,268,835	659,319
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.156%, 9/15/2054 (i)	11,910,574	744,085
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 2.279% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,069,500	1,996,916
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.829% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	278,557
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 3.079% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	454,133
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	252,404	231,554
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	313,684	283,604
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	79,524	71,050
BXMT 2020-FL2 Ltd., “B”, FLR, 2.991% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,445,000	1,366,880
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	554,359	529,400
CD 2017-CD4 Mortgage Trust, “XA”, 1.234%, 5/10/2050 (i)	16,547,171	651,629
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	343,825	311,552
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	108,765	97,565
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	627,034	607,643
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.76%, 11/15/2062 (i)	8,857,455	342,001
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.436%, 2/15/2054 (i)	9,145,635	755,906
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)	8,870,557	547,195
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.155%, 6/15/2064 (i)	4,943,744	323,091
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	440,832
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	373,000	357,092
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	230,669

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	$250,000	$ 230,086
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	229,133
Credit Acceptance Auto Loan Trust, 2021-4, “A” , 1.26%, 10/15/2030 (n)	261,000	245,969
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	72,892	72,886
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	234,257	234,218
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 2.753% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,241,500	1,190,875
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 3.153% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,102,532
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	704,072	674,771
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.041%, 5/10/2050 (i)	15,445,572	633,837
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.098%, 8/10/2050 (i)	15,321,855	612,511
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.245%, 5/12/2053 (i)	8,344,126	576,179
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 2.473% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,365,804	1,355,528
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 3.494% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	1,998,469	1,875,967
JPMorgan Chase Commercial Mortgage Securities Corp., 1.153%, 9/15/2050 (i)	14,293,284	501,969
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 2.824% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,193,652
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.874% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	736,438
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 2.694% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,849,009	1,840,343
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.074% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,344,000	1,282,328
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.324% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	567,500	528,951
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.544% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,699,039
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.244% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,466,466
MF1 2020-FL3 Ltd., “B”, FLR, 5.143% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	192,000	189,150
MF1 2020-FL3 Ltd., “C”, FLR, 5.893% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	274,500	270,424
MF1 2020-FL4 Ltd., “B”, FLR, 4.198% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	1,946,000	1,906,934
MF1 2021-FL6 Ltd., “B”, FLR, 3.173% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,598,887	1,526,085
MF1 2022-FL9 Ltd., “B”, FLR, 3.96% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,875,786
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.409%, 5/15/2050 (i)	13,544,203	611,995
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.495%, 6/15/2050 (i)	6,909,191	299,710
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.001%, 12/15/2051 (i)	17,492,169	710,567
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)	7,312,410	566,691
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.348%, 6/15/2054 (i)	6,854,472	482,003
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 2.573% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	367,000	366,901
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 2.973% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	338,000	338,051
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 3.773% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	279,000	278,986
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.886% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,129,454	1,069,646
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 3.486% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,129,454	1,066,842
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,505,765	1,501,471
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	986,657
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	700,941
PFP III 2021-8 Ltd., “B”, FLR, 3.009% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	490,500	472,265
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	89,144	88,662
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	114,298	113,799
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 2.921% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	863,878
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 2.712% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	686,616
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 3.474% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	516,000	486,589
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 2.562% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	422,000	401,269
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.47%, 7/20/2032 (n)	735,000	613,351
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 3.012% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,001,000	934,642
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 3.323% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	764,000	734,912
TICP CLO 2018-3R Ltd., “B”, FLR, 2.412% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	855,203
TICP CLO 2018-3R Ltd., “C”, FLR, 2.862% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,478,459
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 3.373% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,000,000	1,953,826
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.14%, 11/15/2050 (i)	11,057,075	376,464
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.15%, 12/15/2051 (i)	8,868,052	430,751
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.503%, 11/15/2054 (i)	4,017,840	332,197
		$79,200,744

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 2.9%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$870,000	$ 826,454
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	1,487,000	1,398,155
General Motors Financial Co., 1.7%, 8/18/2023	1,491,000	1,453,698
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	354,097
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,733,000	1,758,879
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	146,260
Hyundai Capital America, 5.875%, 4/07/2025 (n)	958,000	987,141
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,275,000	1,108,684
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,120,000	1,090,927
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	628,232
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	442,018
		$10,194,545
Broadcasting – 0.8%
Magallanes, Inc., 3.637%, 3/15/2025 (n)	$2,271,000	$ 2,201,280
Magallanes, Inc., 3.755%, 3/15/2027 (n)	679,000	636,896
		$2,838,176
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,942,000	$ 1,855,584
Morgan Stanley Domestic Holdings, Inc., 2.95%, 8/24/2022	2,157,000	2,157,596
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	235,253
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	1,000,000	902,184
		$5,150,617
Business Services – 1.3%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$ 551,423
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,277,346
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,369,007
TSMC Arizona Corp., 1.75%, 10/25/2026	855,000	786,235
Western Union Co., 1.35%, 3/15/2026	829,000	740,126
		$4,724,137
Cable TV – 0.7%
SES S.A., 3.6%, 4/04/2023 (n)	$2,469,000	$ 2,435,627
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$500,000	$ 477,200
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$ 1,410,043
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	340,000	350,644
		$1,760,687
Computer Software - Systems – 0.6%
Apple, Inc., 1.7%, 9/11/2022	$862,000	$ 862,475
VMware, Inc., 1%, 8/15/2024	839,000	784,831
VMware, Inc., 1.4%, 8/15/2026	649,000	574,178
		$2,221,484
Conglomerates – 0.7%
Carrier Global Corp., 2.242%, 2/15/2025	$200,000	$ 190,046
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	2,237,000	2,240,823
		$2,430,869

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.125%, 3/24/2025 (n)	$591,000	$ 575,548
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2027 (n)	345,000	330,210
		$905,758
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$ 385,223
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,342,697
		$1,727,920
Electronics – 0.8%
Microchip Technology, Inc., 0.983%, 9/01/2024	$2,095,000	$ 1,953,678
Qorvo, Inc., 1.75%, 12/15/2024 (n)	515,000	481,072
Skyworks Solutions, Inc., 0.9%, 6/01/2023	590,000	570,242
		$3,004,992
Emerging Market Quasi-Sovereign – 1.4%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$ 1,870,166
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	619,000	579,791
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	344,000	319,561
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	952,117
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,302,000	1,200,252
		$4,921,887
Emerging Market Sovereign – 0.4%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$ 1,520,910
Energy - Independent – 0.0%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$204,000	$ 198,826
Energy - Integrated – 0.8%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$831,000	$ 855,311
Eni S.p.A., 4%, 9/12/2023 (n)	1,857,000	1,847,888
		$2,703,199
Financial Institutions – 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,585,000	$ 1,576,715
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,399,000	1,353,929
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	798,000	736,314
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	1,212,000	1,240,091
Air Lease Corp., 2.2%, 1/15/2027	1,101,000	959,566
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,162,314
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,360,748
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	468,580
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	722,212
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	552,945
		$10,133,414
Food & Beverages – 0.8%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	$546,000	$ 533,180
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,669,000	1,409,810
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	408,000	379,133
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	583,140
		$2,905,263

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Drug Stores – 0.9%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$1,785,000	$ 1,750,328
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	1,339,000	1,268,637
		$3,018,965
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd. , 5.5%, 1/17/2027	$829,000	$ 821,953
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$ 1,461,405
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,084,000	1,063,068
Hyatt Hotels Corp., 1.3%, 10/01/2023	1,224,000	1,185,288
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,071,869
Marriott International, Inc., 3.75%, 10/01/2025	370,000	362,139
		$5,143,769
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$96,000	$ 95,655
Howard University, Washington D.C., 2.801%, 10/01/2023	106,000	104,994
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	117,000	112,791
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	136,367
		$449,807
Insurance – 0.2%
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	$882,000	$ 810,581
Insurance - Property & Casualty – 0.2%
Aon PLC, 2.2%, 11/15/2022	$821,000	$ 819,180
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$676,000	$ 678,483
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,121,000	$ 1,121,749
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	406,060
		$1,527,809
Major Banks – 16.2%
Bank of America Corp., 4.2%, 8/26/2024	$692,000	$ 693,323
Bank of America Corp., 4.45%, 3/03/2026	995,000	990,188
Bank of America Corp., 4.25%, 10/22/2026	575,000	566,898
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,249,796
Bank of America Corp., 4.183%, 11/25/2027	959,000	932,010
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,164,864
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	207,000	196,460
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	519,363
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,306,719
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,149,562
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,586,693
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,458,743
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	443,000	438,925
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	394,423
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,880,126
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	400,424
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	1,426,000	1,370,828
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	735,191

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	$821,000	$ 731,231
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	1,439,000	1,507,039
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,066,488
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	488,776
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	840,532
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	623,000	547,110
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	900,000	801,870
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,374,862
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,537,639
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	947,217
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	767,108
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	950,013
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	438,101
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	1,921,000	1,921,174
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,003,000	935,928
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	404,788
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	576,866
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	1,637,000	1,618,322
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	2,151,000	2,108,534
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,508,154
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,336,048
Morgan Stanley, 3.95%, 4/23/2027	512,000	495,788
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	360,459
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	684,486
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	1,038,000	1,019,387
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,018,000	1,997,251
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,457,000	1,446,470
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	907,000	856,249
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	411,775
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	411,156
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	433,269
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,481,364
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,070,734
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	895,068
Toronto-Dominion Bank, 0.25%, 1/06/2023	910,000	897,870
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	894,705
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	376,605
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,107,177
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	695,206
		$56,977,355
Medical & Health Technology & Services – 1.0%
HCA Healthcare, Inc., 3.125%, 3/15/2027 (n)	$411,000	$ 373,404
HCA, Inc., 5%, 3/15/2024	1,692,000	1,699,622
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,421,082
		$3,494,108
Metals & Mining – 1.4%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$766,000	$ 756,746
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	845,607
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,347,208
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,004,217
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,053,521
		$5,007,299

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.1%
Enbridge, Inc., 2.5%, 2/14/2025	$496,000	$ 476,118
Energy Transfer LP, 2.9%, 5/15/2025	635,000	603,556
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	943,093
MPLX LP, 3.5%, 12/01/2022	1,218,000	1,217,397
MPLX LP, 3.375%, 3/15/2023	642,000	640,211
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	745,673
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	992,000	982,189
Western Midstream Operating LP, 4.35%, 2/01/2025	796,000	733,315
Western Midstream Operating LP, FLR, 2.621% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	1,215,890
		$7,557,442
Mortgage-Backed – 1.1%
Fannie Mae, 5.5%, 5/01/2025	$88	$ 88
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	498,298	523,261
Fannie Mae, 2%, 5/25/2044	309,257	302,473
Freddie Mac, 1.031%, 4/25/2024 (i)	455,119	6,128
Freddie Mac, 1.697%, 4/25/2030 (i)	6,135,019	595,785
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,173,508	2,120,021
Freddie Mac, 2%, 7/15/2042	366,070	348,166
		$3,895,922
Municipals – 3.9%
California Earthquake Authority Rev., Taxable, “B”, 1.327%, 7/01/2022	$620,000	$ 620,000
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	440,000	431,747
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.486%, 11/01/2022	235,000	234,321
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	280,000	273,700
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.128%, 1/01/2023	300,000	298,131
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	730,000	712,622
Long Island, NY, Power Authority, Electric System General Rev., Taxable, “C”, 0.764%, 3/01/2023	595,000	585,696
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	65,000	64,039
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	190,000	184,093
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	143,253
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	175,467
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	398,229	366,898
New Jersey Economic Development Authority Rev., School Facilities Construction, Taxable, “HHH”, 3.75%, 9/01/2022 (n)	2,885,000	2,890,219
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	4,091,000	4,015,650
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	465,000	460,276
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	440,000	428,221
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,060,000	1,040,354
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	680,000	679,641
		$13,604,328
Natural Gas - Distribution – 0.4%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$1,302,000	$ 1,275,044
Natural Gas - Pipeline – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$ 1,943,541
Network & Telecom – 0.7%
AT&T, Inc., 0.9%, 3/25/2024	$2,621,000	$ 2,499,019
Oils – 0.4%
Valero Energy Corp., 1.2%, 3/15/2024	$1,330,000	$ 1,264,801

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.6%
American Express Co., 2.25%, 3/04/2025	$773,000	$ 742,594
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	1,833,000	1,740,598
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,382,699
Groupe BPCE S.A., FLR, 2.961% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,388,563
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	606,366
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,200,000	1,054,670
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,345,705
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	523,000	521,057
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	250,000	238,339
		$9,020,591
Pharmaceuticals – 0.4%
Royalty Pharma PLC, 0.75%, 9/02/2023	$1,481,000	$ 1,426,101
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$ 1,493,837
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$697,000	$ 631,705
Retailers – 1.0%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$ 1,214,371
Kohl's Corp., 9.5%, 5/15/2025	1,587,000	1,675,314
Nordstrom, Inc., 2.3%, 4/08/2024	519,000	493,932
		$3,383,617
Specialty Stores – 0.6%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$ 746,198
Ross Stores, Inc., 0.875%, 4/15/2026	1,622,000	1,433,959
		$2,180,157
Telecommunications - Wireless – 1.1%
Crown Castle International Corp., 3.15%, 7/15/2023	$1,037,000	$ 1,025,721
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	257,000	234,911
Crown Castle International Corp., REIT, 2.9%, 3/15/2027	206,000	189,963
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	683,000	647,831
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,859,254
		$3,957,680
Tobacco – 0.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,047,000	$ 1,017,690
Transportation - Services – 1.3%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$ 2,713,056
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	859,277
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	543,490
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	541,252
		$4,657,075
U.S. Treasury Obligations – 16.5%
U.S. Treasury Notes, 0.125%, 1/31/2023 (f)	$17,971,000	$ 17,717,581
U.S. Treasury Notes, 0.125%, 12/15/2023 (f)	42,034,000	40,332,936
		$58,050,517

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.5%
Emera US Finance LP, 0.833%, 6/15/2024	$589,000	$ 549,945
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	2,071,000	2,034,757
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	852,357
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	447,593
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/2023	1,049,000	1,030,987
Pacific Gas & Electric Co., 1.367%, 3/10/2023	432,000	425,368
Pacific Gas & Electric Co., 1.7%, 11/15/2023	443,000	426,917
Pacific Gas & Electric Co., 3.25%, 2/16/2024	1,338,000	1,303,174
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	539,279
Southern California Edison Co., 0.7%, 8/01/2023	900,000	872,235
Southern California Edison Co., 0.975%, 8/01/2024	667,000	628,824
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	952,000	947,099
WEC Energy Group, Inc., 0.8%, 3/15/2024	612,000	581,149
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,686,776
		$12,326,460
Total Bonds (Identified Cost, $366,401,588)		$350,807,634
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $2)	2	$ 2
Other Assets, Less Liabilities – 0.5%		1,650,289
Net Assets – 100.0%		$352,457,925
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2 and $350,807,634, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $133,816,808, representing 38.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 2020-FL3 Ltd., “B”, FLR, 5.143% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$192,000	$189,150
MF1 2020-FL3 Ltd., “C”, FLR, 5.893% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	274,500	270,424
Total Restricted Securities			$459,574
% of Net assets			0.1%

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 6/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	79	$16,591,234	September – 2022	$(114,774)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
5/13/25	USD	19,500,000	centrally cleared	2.76%/Annual	2.76% FLR (Daily SOFR)/Daily	$(15,384)	$—	$(15,384)
At June 30, 2022, the fund had liquid securities with an aggregate value of $481,479 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $366,401,588)	$350,807,634
Investments in affiliated issuers, at value (identified cost, $2)	2
Receivables for
Net daily variation margin on open cleared swap agreements	71,880
Net daily variation margin on open futures contracts	44,457
Investments sold	2,643,202
Fund shares sold	58,158
Interest and dividends	2,100,283
Other assets	1,016
Total assets	$355,726,632
Liabilities
Payable to custodian	$2,893,309
Payables for
Fund shares reacquired	254,350
Payable to affiliates
Investment adviser	7,440
Administrative services fee	374
Shareholder servicing costs	30
Distribution and/or service fees	1,233
Accrued expenses and other liabilities	111,971
Total liabilities	$3,268,707
Net assets	$352,457,925
Net assets consist of
Paid-in capital	$360,299,538
Total distributable earnings (loss)	(7,841,613)
Net assets	$352,457,925
Shares of beneficial interest outstanding	36,057,929
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$262,301,765	26,823,534	$9.78
Service Class	90,156,160	9,234,395	9.76
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$2,141,178
Other	13,596
Dividends from affiliated issuers	10,266
Total investment income	$2,165,040
Expenses
Management fee	$783,291
Distribution and/or service fees	125,314
Shareholder servicing costs	3,274
Administrative services fee	34,293
Independent Trustees' compensation	3,657
Custodian fee	13,320
Shareholder communications	5,242
Audit and tax fees	35,507
Legal fees	1,146
Miscellaneous	18,691
Total expenses	$1,023,735
Reduction of expenses by investment adviser	(27,556)
Net expenses	$996,179
Net investment income (loss)	$1,168,861
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(941,825)
Affiliated issuers	(691)
Futures contracts	(515,211)
Net realized gain (loss)	$(1,457,727)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(16,857,187)
Futures contracts	(107,276)
Swap agreements	(15,384)
Net unrealized gain (loss)	$(16,979,847)
Net realized and unrealized gain (loss)	$(18,437,574)
Change in net assets from operations	$(17,268,713)
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$1,168,861	$6,078,008
Net realized gain (loss)	(1,457,727)	2,567,548
Net unrealized gain (loss)	(16,979,847)	(8,459,336)
Change in net assets from operations	$(17,268,713)	$186,220
Total distributions to shareholders	$—	$(10,447,490)
Change in net assets from fund share transactions	$(55,543,714)	$(3,392,860)
Total change in net assets	$(72,812,427)	$(13,654,130)
Net assets
At beginning of period	425,270,352	438,924,482
At end of period	$352,457,925	$425,270,352
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$10.21	$10.45	$10.34	$10.10	$10.18	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.15	$0.23	$0.29	$0.23	$0.18
Net realized and unrealized gain (loss)	(0.46)	(0.13)	0.21	0.23	(0.10)	(0.00)(w)
Total from investment operations	$(0.43)	$0.02	$0.44	$0.52	$0.13	$0.18
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.33)	$(0.28)	$(0.21)	$(0.17)
From net realized gain	—	(0.02)	—	—	—	—
Total distributions declared to shareholders	$—	$(0.26)	$(0.33)	$(0.28)	$(0.21)	$(0.17)
Net asset value, end of period (x)	$9.78	$10.21	$10.45	$10.34	$10.10	$10.18
Total return (%) (k)(r)(s)(x)	(4.21)(n)	0.16	4.34	5.19	1.28	1.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46(a)	0.46	0.46	0.45	0.45	0.45
Expenses after expense reductions	0.44(a)	0.44	0.45	0.44	0.44	0.45
Net investment income (loss)	0.66(a)	1.45	2.18	2.81	2.31	1.77
Portfolio turnover	11(n)	50	51	39	62	54
Net assets at end of period (000 omitted)	$262,302	$318,803	$326,075	$343,507	$359,909	$434,320

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$10.20	$10.45	$10.33	$10.09	$10.17	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.13	$0.20	$0.26	$0.21	$0.16
Net realized and unrealized gain (loss)	(0.46)	(0.15)	0.23	0.23	(0.11)	(0.01)
Total from investment operations	$(0.44)	$(0.02)	$0.43	$0.49	$0.10	$0.15
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.31)	$(0.25)	$(0.18)	$(0.14)
From net realized gain	—	(0.02)	—	—	—	—
Total distributions declared to shareholders	$—	$(0.23)	$(0.31)	$(0.25)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$9.76	$10.20	$10.45	$10.33	$10.09	$10.17
Total return (%) (k)(r)(s)(x)	(4.31)(n)	(0.19)	4.15	4.90	0.99	1.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.71	0.71	0.70	0.70	0.70
Expenses after expense reductions	0.70(a)	0.69	0.70	0.69	0.69	0.70
Net investment income (loss)	0.41(a)	1.20	1.93	2.56	2.06	1.52
Portfolio turnover	11(n)	50	51	39	62	54
Net assets at end of period (000 omitted)	$90,156	$106,468	$112,850	$117,362	$117,798	$142,696
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$58,050,517	$—	$58,050,517
Non - U.S. Sovereign Debt	—	6,442,797	—	6,442,797
Municipal Bonds	—	13,604,328	—	13,604,328
U.S. Corporate Bonds	—	111,345,358	—	111,345,358
Residential Mortgage-Backed Securities	—	5,251,450	—	5,251,450
Commercial Mortgage-Backed Securities	—	25,612,811	—	25,612,811
Asset-Backed Securities (including CDOs)	—	52,232,405	—	52,232,405
Foreign Bonds	—	78,267,968	—	78,267,968
Mutual Funds	2	—	—	2
Total	$2	$350,807,634	$—	$350,807,636
Other Financial Instruments
Futures Contracts – Liabilities	$(114,774)	$—	$—	$(114,774)
Swap Agreements – Liabilities	—	(15,384)	—	(15,384)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(114,774)
Interest Rate	Cleared Swap Agreements	(15,384)
Total		$(130,158)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(515,211)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(107,276)	$(15,384)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis.  A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount.  The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated.  The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place.  TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in the Statement of Assets and Liabilities.  Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.  At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2021, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$9,619,310
Long-term capital gains	828,180
Total distributions	$10,447,490
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$366,428,888
Gross appreciation	154,186
Gross depreciation	(15,775,438)
Net unrealized appreciation (depreciation)	$(15,621,252)
As of 12/31/21
Undistributed ordinary income	6,814,926
Undistributed long-term capital gain	1,385,186
Net unrealized appreciation (depreciation)	1,226,988
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$8,028,886
Service Class	—	2,418,604
Total	$—	$10,447,490
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $27,556, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $3,167, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $107.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0175% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$25,007,181
Non-U.S. Government securities	42,564,826	64,270,134
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	125,012	$1,241,619	2,725,133	$28,404,219
Service Class	173,286	1,725,657	1,005,181	10,464,064
	298,298	$2,967,276	3,730,314	$38,868,283
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	783,306	$8,028,886
Service Class	—	—	235,731	2,418,604
	—	$—	1,019,037	$10,447,490
Shares reacquired
Initial Class	(4,536,088)	$(44,989,185)	(3,467,630)	$(36,020,828)
Service Class	(1,373,590)	(13,521,805)	(1,605,376)	(16,687,805)
	(5,909,678)	$(58,510,990)	(5,073,006)	$(52,708,633)
Net change
Initial Class	(4,411,076)	$(43,747,566)	40,809	$412,277
Service Class	(1,200,304)	(11,796,148)	(364,464)	(3,805,137)
	(5,611,380)	$(55,543,714)	(323,655)	$(3,392,860)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 12%, 11%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $768 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,686,372	$51,823,762	$56,509,441	$(691)	$—	$2
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,266	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

MFS Limited Maturity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Limited Maturity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2022
MFS®  Growth Allocation Portfolio
MFS® Variable Insurance Trust III
VGA-SEM

MFS® Growth Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Growth Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Value Series	11.2%
MFS Growth Series	10.6%
MFS Research Series	10.0%
MFS Research International Portfolio	9.1%
MFS Mid Cap Value Portfolio	9.0%
MFS Mid Cap Growth Series	8.7%
MFS Total Return Bond Series	5.2%
MFS High Yield Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.1%
MFS International Growth Portfolio	5.0%
MFS Global Real Estate Portfolio	4.9%
MFS International Intrinsic Value Portfolio	4.9%
MFS Global Governments Portfolio	4.1%
MFS Limited Maturity Portfolio	2.1%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	1.9%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Growth Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.04%	$1,000.00	$801.06	$0.18
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
Service Class	Actual	0.29%	$1,000.00	$800.00	$1.29
	Hypothetical (h)	0.29%	$1,000.00	$1,023.36	$1.45
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
3

MFS Growth Allocation Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 21.6%
MFS Global Governments Portfolio - Initial Class	1,239,895	$ 11,283,048
MFS High Yield Portfolio - Initial Class	2,872,695	13,817,665
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,386,653	13,741,729
MFS Limited Maturity Portfolio - Initial Class	587,389	5,744,661
MFS Total Return Bond Series - Initial Class	1,179,737	14,227,621
		$58,814,724
International Stock Funds – 20.0%
MFS Emerging Markets Equity Portfolio - Initial Class	210,388	$ 2,747,671
MFS International Growth Portfolio - Initial Class	1,017,937	13,772,686
MFS International Intrinsic Value Portfolio - Initial Class	487,726	13,427,114
MFS Research International Portfolio - Initial Class	1,628,754	24,691,908
		$54,639,379
Specialty Funds – 4.9%
MFS Global Real Estate Portfolio - Initial Class	900,661	$ 13,455,875
U.S. Stock Funds – 53.4%
MFS Growth Series - Initial Class	518,673	$ 29,045,675
MFS Mid Cap Growth Series - Initial Class	2,929,498	23,904,705
MFS Mid Cap Value Portfolio - Initial Class	2,582,126	24,478,556
MFS New Discovery Series - Initial Class	320,016	5,088,255
MFS New Discovery Value Portfolio - Initial Class	562,308	5,465,633
MFS Research Series - Initial Class	879,514	27,335,297
MFS Value Series - Initial Class	1,420,320	30,508,478
		$145,826,599
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.21% (v)	179,918	$ 179,900
Total Investment Companies (Identified Cost, $221,697,464)		$272,916,477
Other Assets, Less Liabilities – (0.0)%		(41,453)
Net Assets – 100.0%		$272,875,024
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $272,916,477.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in affiliated issuers, at value (identified cost, $221,697,464)	$272,916,477
Receivables for
Investments sold	86,600
Fund shares sold	8,212
Dividends	141
Other assets	909
Total assets	$273,012,339
Liabilities
Payables for
Fund shares reacquired	$91,004
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	35
Distribution and/or service fees	3,714
Payable for independent Trustees' compensation	157
Accrued expenses and other liabilities	42,309
Total liabilities	$137,315
Net assets	$272,875,024
Net assets consist of
Paid-in capital	$182,648,835
Total distributable earnings (loss)	90,226,189
Net assets	$272,875,024
Shares of beneficial interest outstanding	25,647,730
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,492,952	328,575	$10.63
Service Class	269,382,072	25,319,155	10.64
See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends from affiliated issuers	$299
Expenses
Distribution and/or service fees	$381,366
Shareholder servicing costs	3,783
Administrative services fee	8,679
Independent Trustees' compensation	3,239
Custodian fee	2,324
Shareholder communications	2,427
Audit and tax fees	21,311
Legal fees	944
Miscellaneous	13,412
Total expenses	$437,485
Net investment income (loss)	$(437,186)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$3,387,015
Change in unrealized appreciation or depreciation
Affiliated issuers	$(72,664,275)
Net realized and unrealized gain (loss)	$(69,277,260)
Change in net assets from operations	$(69,714,446)
See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$(437,186)	$3,962,970
Net realized gain (loss)	3,387,015	34,050,761
Net unrealized gain (loss)	(72,664,275)	14,160,136
Change in net assets from operations	$(69,714,446)	$52,173,867
Total distributions to shareholders	$—	$(26,312,418)
Change in net assets from fund share transactions	$(13,995,461)	$(28,148,870)
Total change in net assets	$(83,709,907)	$(2,287,421)
Net assets
At beginning of period	356,584,931	358,872,352
At end of period	$272,875,024	$356,584,931
See Notes to Financial Statements
7

MFS Growth Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$13.27	$12.38	$11.93	$10.64	$12.21	$10.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.17	$0.23	$0.22	$0.26	$0.21
Net realized and unrealized gain (loss)	(2.64)	1.75	1.53	2.53	(0.78)	1.91
Total from investment operations	$(2.64)	$1.92	$1.76	$2.75	$(0.52)	$2.12
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.25)	$(0.29)	$(0.23)	$(0.23)
From net realized gain	—	(0.80)	(1.06)	(1.17)	(0.82)	(0.65)
Total distributions declared to shareholders	$—	$(1.03)	$(1.31)	$(1.46)	$(1.05)	$(0.88)
Net asset value, end of period (x)	$10.63	$13.27	$12.38	$11.93	$10.64	$12.21
Total return (%) (k)(s)(x)	(19.89)(n)	15.76	15.80	26.96	(5.20)	19.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04(a)	0.03	0.04	0.03	0.03	0.03
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.04)(a)	1.31	2.02	1.88	2.13	1.75
Portfolio turnover	1(n)	2	6	0(b)	2	2
Net assets at end of period (000 omitted)	$3,493	$4,564	$4,602	$3,905	$3,770	$4,116

See Notes to Financial Statements
8

MFS Growth Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$13.30	$12.40	$11.95	$10.65	$12.22	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.14	$0.18	$0.20	$0.22	$0.17
Net realized and unrealized gain (loss)	(2.64)	1.76	1.55	2.52	(0.77)	1.92
Total from investment operations	$(2.66)	$1.90	$1.73	$2.72	$(0.55)	$2.09
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.22)	$(0.25)	$(0.20)	$(0.20)
From net realized gain	—	(0.80)	(1.06)	(1.17)	(0.82)	(0.65)
Total distributions declared to shareholders	$—	$(1.00)	$(1.28)	$(1.42)	$(1.02)	$(0.85)
Net asset value, end of period (x)	$10.64	$13.30	$12.40	$11.95	$10.65	$12.22
Total return (%) (k)(s)(x)	(20.00)(n)	15.54	15.46	26.66	(5.46)	19.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.29(a)	0.28	0.29	0.28	0.28	0.28
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.29)(a)	1.09	1.57	1.70	1.80	1.40
Portfolio turnover	1(n)	2	6	0(b)	2	2
Net assets at end of period (000 omitted)	$269,382	$352,021	$354,270	$351,229	$330,320	$415,923
(a)	Annualized.
(b)	Less than 0.5%.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing
10

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$272,916,477	$—	$—	$272,916,477
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
11

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$6,858,157
Long-term capital gains	19,454,261
Total distributions	$26,312,418
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$223,555,207
Gross appreciation	56,130,536
Gross depreciation	(6,769,266)
Net unrealized appreciation (depreciation)	$49,361,270
As of 12/31/21
Undistributed ordinary income	5,027,363
Undistributed long-term capital gain	32,887,727
Net unrealized appreciation (depreciation)	122,025,545
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$338,086
Service Class	—	25,974,332
Total	$—	$26,312,418
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $3,699, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $84.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0056% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $4,685,924 and $19,117,877, respectively.
13

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	674	$7,935	60,088	$761,953
Service Class	434,875	4,933,802	682,056	8,959,061
	435,549	$4,941,737	742,144	$9,721,014
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	26,147	$338,086
Service Class	—	—	2,002,647	25,974,332
	—	$—	2,028,794	$26,312,418
Shares reacquired
Initial Class	(15,992)	$(192,008)	(114,198)	$(1,495,258)
Service Class	(1,586,368)	(18,745,190)	(4,784,086)	(62,687,044)
	(1,602,360)	$(18,937,198)	(4,898,284)	$(64,182,302)
Net change
Initial Class	(15,318)	$(184,073)	(27,963)	$(395,219)
Service Class	(1,151,493)	(13,811,388)	(2,099,383)	(27,753,651)
	(1,166,811)	$(13,995,461)	(2,127,346)	$(28,148,870)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $628 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$3,394,382	$51,975	$77,337	$(11,341)	$(610,008)	$2,747,671
MFS Global Governments Portfolio	13,922,931	30,916	777,144	(132,623)	(1,761,032)	11,283,048
MFS Global Real Estate Portfolio	18,242,774	180,606	1,089,250	409,442	(4,287,697)	13,455,875
MFS Growth Series	39,071,878	1,595,285	—	—	(11,621,488)	29,045,675
MFS High Yield Portfolio	17,725,856	232	1,549,450	(270,464)	(2,088,509)	13,817,665
MFS Inflation-Adjusted Bond Portfolio	17,562,431	7,576	962,569	(31,018)	(2,834,691)	13,741,729
14

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$184,532	$1,168,259	$1,172,881	$—	$(10)	$179,900
MFS International Growth Portfolio	17,900,752	1,170	731,539	85,825	(3,483,522)	13,772,686
MFS International Intrinsic Value Portfolio	17,867,359	396,596	13,080	7,183	(4,830,944)	13,427,114
MFS Limited Maturity Portfolio	7,021,967	—	994,449	(53,602)	(229,255)	5,744,661
MFS Mid Cap Growth Series	32,274,365	1,564,434	—	—	(9,934,094)	23,904,705
MFS Mid Cap Value Portfolio	32,533,688	93,925	3,868,041	997,511	(5,278,527)	24,478,556
MFS New Discovery Series	6,589,512	663,900	—	—	(2,165,157)	5,088,255
MFS New Discovery Value Portfolio	7,189,307	11,918	765,525	207,234	(1,177,301)	5,465,633
MFS Research International Portfolio	32,201,596	16,165	937,720	(15,409)	(6,572,724)	24,691,908
MFS Research Series	35,813,863	60,750	1,778,034	674,501	(7,435,783)	27,335,297
MFS Total Return Bond Series	17,553,990	10,476	1,361,392	(152,651)	(1,822,802)	14,227,621
MFS Value Series	39,579,129	—	4,212,347	1,672,427	(6,530,731)	30,508,478
	$356,630,312	$5,854,183	$20,290,758	$3,387,015	$(72,664,275)	$272,916,477
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$—	$—
MFS Global Governments Portfolio	—	—
MFS Global Real Estate Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	299	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$299	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a
15

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
16

MFS Growth Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Growth Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2022
MFS®  Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
VRE-SEM

MFS® Global Real Estate Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Real Estate Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Prologis, Inc., REIT	7.7%
Equinix, Inc., REIT	4.6%
Extra Space Storage, Inc., REIT	3.3%
American Homes 4 Rent, “A”, REIT	2.9%
Simon Property Group, Inc., REIT	2.9%
Equity Lifestyle Properties, Inc., REIT	2.8%
Sun Communities, Inc., REIT	2.7%
Vonovia SE, REIT	2.7%
Goodman Group, REIT	2.6%
Welltower, Inc., REIT	2.5%
GICS equity industries (g)
Real Estate	91.6%
Communication Services	3.2%
Health Care	1.6%
Financials	1.6%
Issuer country weightings (x)
United States	60.7%
United Kingdom	8.1%
Hong Kong	5.2%
Australia	4.5%
Japan	4.4%
Canada	4.3%
Germany	3.8%
Singapore	3.6%
Spain	1.8%
Other Countries	3.6%
Currency exposure weightings (y)
United States Dollar	60.7%
British Pound Sterling	8.1%
Euro	7.3%
Hong Kong Dollar	5.2%
Australian Dollar	4.5%
Japanese Yen	4.4%
Canadian Dollar	4.3%
Singapore Dollar	3.6%
Indian Rupee	1.1%
Other Currencies	0.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Real Estate Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.92%	$1,000.00	$777.72	$4.06
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$776.65	$5.15
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Real Estate Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Brokerage & Asset Managers – 1.6%
Brookfield Asset Management, Inc., “A”	59,083	$ 2,628,257
Construction – 7.6%
American Homes 4 Rent, “A”, REIT	140,248	$ 4,970,389
AvalonBay Communities, Inc., REIT	21,465	4,169,576
Mid-America Apartment Communities, Inc., REIT	20,971	3,663,005
		$12,802,970
Engineering - Construction – 0.8%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	773,011	$ 1,437,659
Forest & Paper Products – 4.5%
Rayonier, Inc., REIT	109,069	$ 4,076,999
Weyerhaeuser Co., REIT	104,638	3,465,611
		$7,542,610
Medical & Health Technology & Services – 4.2%
Encompass Health Corp.	49,795	$ 2,791,010
Welltower, Inc., REIT	51,918	4,275,447
		$7,066,457
Network & Telecom – 4.6%
Equinix, Inc., REIT	11,747	$ 7,718,014
Real Estate – 68.3%
Alexandria Real Estate Equities, Inc., REIT	21,510	$ 3,119,595
Allied Properties, REIT	44,967	1,159,458
Ascendas India Trust, REIT	1,684,700	1,418,771
Big Yellow Group PLC, REIT	194,838	3,111,754
Boston Properties, Inc., REIT	22,167	1,972,420
Brixmor Property Group, Inc., REIT	159,129	3,215,997
CapitaLand Investment Ltd.	1,307,000	3,593,709
Douglas Emmett, Inc., REIT	66,184	1,481,198
Embassy Office Parks, REIT	408,041	1,933,496
Equity Lifestyle Properties, Inc., REIT	66,836	4,709,933
ESR Cayman Ltd. (a)	1,154,600	3,119,427
Extra Space Storage, Inc., REIT	32,410	5,513,589
Goodman Group, REIT	358,040	4,408,927
Grainger PLC	992,972	3,398,991
Granite REIT	55,660	3,413,888
Heiwa Real Estate Co. Ltd.	23,500	673,754
Host Hotels & Resorts, Inc., REIT	100,299	1,572,688
Japan Logistics Fund, Inc., REIT	904	2,088,768
Katitas Co. Ltd.	159,500	3,434,987
LEG Immobilien SE	23,882	1,980,148
National Retail Properties, Inc., REIT	78,680	3,383,240
National Storage, REIT	1,927,520	2,847,208
Parkway Real Estate LLC, REIT	310,900	1,089,817
Phillips Edison & Co., REIT	109,617	3,662,304
Prologis, Inc., REIT	110,029	12,944,912
Rural Funds Group, REIT	190,682	330,362
SEGRO PLC, REIT	34,018	404,494
Shaftesbury PLC, REIT	476,822	3,029,874
Shurgard Self Storage S.A.	53,275	2,481,623
4

MFS Global Real Estate Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Simon Property Group, Inc., REIT	51,223	$ 4,862,087
Sino Land Co. Ltd.	1,910,613	2,819,608
STAG Industrial, Inc., REIT	73,743	2,277,184
Star Asia Investment Corp., REIT	2,593	1,173,424
Sun Communities, Inc., REIT	28,808	4,590,843
Swire Properties Ltd.	1,146,800	2,846,978
Unite Group PLC, REIT	108,743	1,408,448
Urban Edge Properties, REIT	167,957	2,554,626
VICI Properties, Inc., REIT	82,983	2,472,064
Vonovia SE, REIT	146,742	4,521,081
Warehouses De Pauw, REIT	4,695	147,604
		$115,169,279
Telecommunications - Wireless – 5.1%
American Tower Corp., REIT	11,572	$ 2,957,687
Cellnex Telecom S.A.	80,160	3,110,656
SBA Communications Corp., REIT	7,698	2,463,745
		$8,532,088
Telephone Services – 1.3%
Helios Tower PLC (a)	1,531,330	$ 2,253,683
Total Common Stocks (Identified Cost, $138,300,794)		$165,151,017
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $3,254,166)	3,254,460	$ 3,254,135
Other Assets, Less Liabilities – 0.1%		171,578
Net Assets – 100.0%		$168,576,730
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,254,135 and $165,151,017, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $138,300,794)	$165,151,017
Investments in affiliated issuers, at value (identified cost, $3,254,166)	3,254,135
Cash	6,618
Receivables for
Investments sold	174,600
Fund shares sold	71,192
Dividends	420,571
Receivable from investment adviser	4,515
Other assets	621
Total assets	$169,083,269
Liabilities
Payable to custodian	$36
Payables for
Investments purchased	378,006
Fund shares reacquired	32,754
Payable to affiliates
Administrative services fee	207
Shareholder servicing costs	64
Distribution and/or service fees	784
Accrued expenses and other liabilities	94,688
Total liabilities	$506,539
Net assets	$168,576,730
Net assets consist of
Paid-in capital	$120,961,815
Total distributable earnings (loss)	47,614,915
Net assets	$168,576,730
Shares of beneficial interest outstanding	10,706,429
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$112,005,749	7,497,577	$14.94
Service Class	56,570,981	3,208,852	17.63
See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$2,886,503
Dividends from affiliated issuers	8,804
Other	3,260
Foreign taxes withheld	(91,795)
Total investment income	$2,806,772
Expenses
Management fee	$859,485
Distribution and/or service fees	77,567
Shareholder servicing costs	7,398
Administrative services fee	19,255
Independent Trustees' compensation	2,482
Custodian fee	14,341
Shareholder communications	3,804
Audit and tax fees	36,708
Legal fees	543
Miscellaneous	13,510
Total expenses	$1,035,093
Reduction of expenses by investment adviser	(79,385)
Net expenses	$955,708
Net investment income (loss)	$1,851,064
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$8,523,523
Affiliated issuers	(416)
Foreign currency	(24,395)
Net realized gain (loss)	$8,498,712
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(57,998,287)
Affiliated issuers	(31)
Translation of assets and liabilities in foreign currencies	(6,546)
Net unrealized gain (loss)	$(58,004,864)
Net realized and unrealized gain (loss)	$(49,506,152)
Change in net assets from operations	$(47,655,088)
See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$1,851,064	$2,407,206
Net realized gain (loss)	8,498,712	15,733,020
Net unrealized gain (loss)	(58,004,864)	35,301,403
Change in net assets from operations	$(47,655,088)	$53,441,629
Total distributions to shareholders	$—	$(2,751,003)
Change in net assets from fund share transactions	$(2,870,739)	$(17,145,580)
Total change in net assets	$(50,525,827)	$33,545,046
Net assets
At beginning of period	219,102,557	185,557,511
At end of period	$168,576,730	$219,102,557
See Notes to Financial Statements
8

MFS Global Real Estate Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$19.21	$14.98	$15.91	$13.10	$14.27	$14.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.22	$0.28	$0.35	$0.42	$0.37
Net realized and unrealized gain (loss)	(4.44)	4.27	(0.14)	3.14	(0.79)	1.42
Total from investment operations	$(4.27)	$4.49	$0.14	$3.49	$(0.37)	$1.79
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.70)	$(0.58)	$(0.58)	$(0.63)
From net realized gain	—	—	(0.37)	(0.10)	(0.22)	(0.90)
Total distributions declared to shareholders	$—	$(0.26)	$(1.07)	$(0.68)	$(0.80)	$(1.53)
Net asset value, end of period (x)	$14.94	$19.21	$14.98	$15.91	$13.10	$14.27
Total return (%) (k)(r)(s)(x)	(22.23)(n)	30.12	1.49	26.87	(3.03)	13.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.01	1.02	1.01	1.01	1.00
Expenses after expense reductions	0.92(a)	0.92	0.92	0.92	0.92	0.92
Net investment income (loss)	2.01(a)	1.27	2.00	2.31	3.00	2.56
Portfolio turnover	18(n)	26	43	36	24	24
Net assets at end of period (000 omitted)	$112,006	$149,746	$127,523	$132,530	$99,826	$114,198

See Notes to Financial Statements
9

MFS Global Real Estate Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$22.70	$17.66	$18.56	$15.17	$16.41	$15.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.20	$0.29	$0.36	$0.44	$0.38
Net realized and unrealized gain (loss)	(5.25)	5.06	(0.17)(g)	3.66	(0.93)	1.62
Total from investment operations	$(5.07)	$5.26	$0.12	$4.02	$(0.49)	$2.00
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.65)	$(0.53)	$(0.53)	$(0.58)
From net realized gain	—	—	(0.37)	(0.10)	(0.22)	(0.90)
Total distributions declared to shareholders	$—	$(0.22)	$(1.02)	$(0.63)	$(0.75)	$(1.48)
Net asset value, end of period (x)	$17.63	$22.70	$17.66	$18.56	$15.17	$16.41
Total return (%) (k)(r)(s)(x)	(22.33)(n)	29.87	1.15	26.68	(3.33)	13.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25(a)	1.26	1.27	1.26	1.26	1.25
Expenses after expense reductions	1.17(a)	1.17	1.17	1.17	1.17	1.17
Net investment income (loss)	1.79(a)	1.02	1.75	2.07	2.74	2.31
Portfolio turnover	18(n)	26	43	36	24	24
Net assets at end of period (000 omitted)	$56,571	$69,356	$58,035	$58,508	$53,577	$70,167
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in
11

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$165,151,017	$—	$—	$165,151,017
Mutual Funds	3,254,135	—	—	3,254,135
Total	$168,405,152	$—	$—	$168,405,152
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
12

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$2,751,003
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$145,759,216
Gross appreciation	31,952,062
Gross depreciation	(9,306,126)
Net unrealized appreciation (depreciation)	$22,645,936
As of 12/31/21
Undistributed ordinary income	4,477,190
Undistributed long-term capital gain	10,147,830
Other temporary differences	729
Net unrealized appreciation (depreciation)	80,644,254
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$2,105,622
Service Class	—	645,381
Total	$—	$2,751,003
13

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $13,446, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $65,939, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $7,019, which equated to 0.0074% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $379.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0202% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $3,260, which is included in “Other” income in the Statement of Operations.
14

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $34,422,011 and $34,813,437, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	581,232	$9,803,161	1,366,223	$22,749,533
Service Class	516,875	10,227,435	530,725	11,017,801
	1,098,107	$20,030,596	1,896,948	$33,767,334
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	118,161	$2,105,622
Service Class	—	—	30,630	645,381
	—	$—	148,791	$2,751,003
Shares reacquired
Initial Class	(878,576)	$(15,514,061)	(2,204,570)	$(37,592,076)
Service Class	(363,507)	(7,387,274)	(791,441)	(16,071,841)
	(1,242,083)	$(22,901,335)	(2,996,011)	$(53,663,917)
Net change
Initial Class	(297,344)	$(5,710,900)	(720,186)	$(12,736,921)
Service Class	153,368	2,840,161	(230,086)	(4,408,659)
	(143,976)	$(2,870,739)	(950,272)	$(17,145,580)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 19%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $373 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
15

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,160,356	$28,428,584	$29,334,358	$(416)	$(31)	$3,254,135
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,804	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
16

MFS Global Real Estate Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Global Real Estate Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2022
MFS®  Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
VCA-SEM

MFS® Conservative Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Conservative Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Series	17.1%
MFS Limited Maturity Portfolio	12.0%
MFS Government Securities Portfolio	10.1%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Global Governments Portfolio	8.1%
MFS Value Series	5.9%
MFS Research Series	5.9%
MFS Growth Series	5.8%
MFS High Yield Portfolio	5.0%
MFS Research International Portfolio	3.9%
MFS Mid Cap Value Portfolio	3.9%
MFS Mid Cap Growth Series	3.9%
MFS International Intrinsic Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	1.9%
MFS New Discovery Value Portfolio	1.0%
MFS New Discovery Series	1.0%
Cash & Cash Equivalents	0.5%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Conservative Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.03%	$1,000.00	$849.42	$0.14
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$848.26	$1.28
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
3

MFS Conservative Allocation Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 62.3%
MFS Global Governments Portfolio - Initial Class	2,843,073	$ 25,871,969
MFS Government Securities Portfolio - Initial Class	2,880,151	32,459,304
MFS High Yield Portfolio - Initial Class	3,292,835	15,838,536
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,238,853	32,097,031
MFS Limited Maturity Portfolio - Initial Class	3,949,334	38,624,482
MFS Total Return Bond Series - Initial Class	4,558,119	54,970,920
		$199,862,242
International Stock Funds – 7.9%
MFS International Growth Portfolio - Initial Class	466,734	$ 6,314,903
MFS International Intrinsic Value Portfolio - Initial Class	229,498	6,318,091
MFS Research International Portfolio - Initial Class	833,424	12,634,704
		$25,267,698
Specialty Funds – 1.9%
MFS Global Real Estate Portfolio - Initial Class	421,514	$ 6,297,415
U.S. Stock Funds – 27.4%
MFS Growth Series - Initial Class	334,100	$ 18,709,600
MFS Mid Cap Growth Series - Initial Class	1,534,532	12,521,782
MFS Mid Cap Value Portfolio - Initial Class	1,326,494	12,575,163
MFS New Discovery Series - Initial Class	194,356	3,090,254
MFS New Discovery Value Portfolio - Initial Class	323,019	3,139,745
MFS Research Series - Initial Class	606,039	18,835,706
MFS Value Series - Initial Class	888,636	19,087,892
		$87,960,142
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.21% (v)	1,639,117	$ 1,638,954
Total Investment Companies (Identified Cost, $308,791,419)		$321,026,451
Other Assets, Less Liabilities – (0.0)%		(49,820)
Net Assets – 100.0%		$320,976,631
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $321,026,451.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in affiliated issuers, at value (identified cost, $308,791,419)	$321,026,451
Receivables for
Investments sold	174,574
Dividends	1,295
Other assets	981
Total assets	$321,203,301
Liabilities
Payables for
Fund shares reacquired	$174,574
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	39
Distribution and/or service fees	4,374
Payable for independent Trustees' compensation	165
Accrued expenses and other liabilities	47,422
Total liabilities	$226,670
Net assets	$320,976,631
Net assets consist of
Paid-in capital	$279,965,678
Total distributable earnings (loss)	41,010,953
Net assets	$320,976,631
Shares of beneficial interest outstanding	31,370,646
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,920,373	188,176	$10.21
Service Class	319,056,258	31,182,470	10.23
See Notes to Financial Statements
5

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends from affiliated issuers	$2,726
Expenses
Distribution and/or service fees	$441,586
Shareholder servicing costs	3,940
Administrative services fee	8,679
Independent Trustees' compensation	3,501
Custodian fee	2,740
Shareholder communications	2,863
Audit and tax fees	21,322
Legal fees	1,092
Miscellaneous	13,590
Total expenses	$499,313
Net investment income (loss)	$(496,587)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$249,466
Change in unrealized appreciation or depreciation
Affiliated issuers	$(59,110,884)
Net realized and unrealized gain (loss)	$(58,861,418)
Change in net assets from operations	$(59,358,005)
See Notes to Financial Statements
6

MFS Conservative Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$(496,587)	$6,700,560
Net realized gain (loss)	249,466	25,776,581
Net unrealized gain (loss)	(59,110,884)	(5,112,515)
Change in net assets from operations	$(59,358,005)	$27,364,626
Total distributions to shareholders	$—	$(23,872,548)
Change in net assets from fund share transactions	$(21,680,220)	$(32,767,356)
Total change in net assets	$(81,038,225)	$(29,275,278)
Net assets
At beginning of period	402,014,856	431,290,134
At end of period	$320,976,631	$402,014,856
See Notes to Financial Statements
7

MFS Conservative Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$12.02	$11.95	$11.44	$10.58	$11.61	$10.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.23	$0.27	$0.28	$0.27	$0.22
Net realized and unrealized gain (loss)	(1.81)	0.60	1.09	1.47	(0.55)	1.02
Total from investment operations	$(1.81)	$0.83	$1.36	$1.75	$(0.28)	$1.24
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.31)	$(0.31)	$(0.26)	$(0.26)
From net realized gain	—	(0.47)	(0.54)	(0.58)	(0.49)	(0.32)
Total distributions declared to shareholders	$—	$(0.76)	$(0.85)	$(0.89)	$(0.75)	$(0.58)
Net asset value, end of period (x)	$10.21	$12.02	$11.95	$11.44	$10.58	$11.61
Total return (%) (k)(s)(x)	(15.06)(n)	7.00	12.31	16.87	(2.73)	11.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03(a)	0.03	0.03	0.03	0.03	0.02
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.03)(a)	1.90	2.40	2.47	2.34	1.94
Portfolio turnover	2(n)	1	7	2	1	0(b)
Net assets at end of period (000 omitted)	$1,920	$3,278	$3,061	$2,029	$2,062	$2,338

See Notes to Financial Statements
8

MFS Conservative Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$12.06	$11.99	$11.47	$10.61	$11.63	$10.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.19	$0.23	$0.25	$0.23	$0.19
Net realized and unrealized gain (loss)	(1.81)	0.60	1.11	1.47	(0.53)	1.02
Total from investment operations	$(1.83)	$0.79	$1.34	$1.72	$(0.30)	$1.21
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.28)	$(0.28)	$(0.23)	$(0.22)
From net realized gain	—	(0.47)	(0.54)	(0.58)	(0.49)	(0.32)
Total distributions declared to shareholders	$—	$(0.72)	$(0.82)	$(0.86)	$(0.72)	$(0.54)
Net asset value, end of period (x)	$10.23	$12.06	$11.99	$11.47	$10.61	$11.63
Total return (%) (k)(s)(x)	(15.17)(n)	6.70	12.06	16.48	(2.92)	11.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.28(a)	0.28	0.28	0.28	0.28	0.27
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.28)(a)	1.60	1.98	2.18	2.05	1.63
Portfolio turnover	2(n)	1	7	2	1	0(b)
Net assets at end of period (000 omitted)	$319,056	$398,737	$428,229	$433,203	$442,988	$552,579
(a)	Annualized.
(b)	Less than 0.5%.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing
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MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$321,026,451	$—	$—	$321,026,451
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
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MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$10,079,337
Long-term capital gains	13,793,211
Total distributions	$23,872,548
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$312,241,978
Gross appreciation	30,095,775
Gross depreciation	(21,311,302)
Net unrealized appreciation (depreciation)	$8,784,473
As of 12/31/21
Undistributed ordinary income	7,270,925
Undistributed long-term capital gain	25,202,675
Net unrealized appreciation (depreciation)	67,895,358
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$189,389
Service Class	—	23,683,159
Total	$—	$23,872,548
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $3,873, which equated to 0.0022% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $67.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0049% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $6,141,904 and $28,313,847, respectively.
13

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	221	$2,341	32,316	$389,338
Service Class	368,184	3,989,077	589,590	7,135,130
	368,405	$3,991,418	621,906	$7,524,468
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	15,902	$189,389
Service Class	—	—	1,978,543	23,683,159
	—	$—	1,994,445	$23,872,548
Shares reacquired
Initial Class	(84,808)	$(893,788)	(31,668)	$(382,074)
Service Class	(2,237,054)	(24,777,850)	(5,238,847)	(63,782,298)
	(2,321,862)	$(25,671,638)	(5,270,515)	$(64,164,372)
Net change
Initial Class	(84,587)	$(891,447)	16,550	$196,653
Service Class	(1,868,870)	(20,788,773)	(2,670,714)	(32,964,009)
	(1,953,457)	$(21,680,220)	(2,654,164)	$(32,767,356)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $726 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$31,862,246	$77,920	$1,751,947	$(263,064)	$(4,053,186)	$25,871,969
MFS Global Real Estate Portfolio	8,135,042	416,905	512,332	154,076	(1,896,276)	6,297,415
MFS Government Securities Portfolio	39,928,327	56	4,110,670	(692,629)	(2,665,780)	32,459,304
MFS Growth Series	23,921,598	1,983,134	4,457	(1,640)	(7,189,035)	18,709,600
MFS High Yield Portfolio	20,026,199	—	1,519,790	(235,661)	(2,432,212)	15,838,536
MFS Inflation-Adjusted Bond Portfolio	39,991,232	550,930	1,911,662	149,874	(6,683,343)	32,097,031
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MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,644,909	$841,842	$847,641	$—	$(156)	$1,638,954
MFS International Growth Portfolio	8,054,407	30,433	237,551	39,223	(1,571,609)	6,314,903
MFS International Intrinsic Value Portfolio	8,024,105	493,078	20,043	9,906	(2,188,955)	6,318,091
MFS Limited Maturity Portfolio	47,985,772	—	7,444,384	(235,316)	(1,681,590)	38,624,482
MFS Mid Cap Growth Series	16,090,595	1,426,314	2,971	(1,084)	(4,991,072)	12,521,782
MFS Mid Cap Value Portfolio	16,165,941	226,701	1,677,108	485,901	(2,626,272)	12,575,163
MFS New Discovery Series	3,890,147	479,157	743	(380)	(1,277,927)	3,090,254
MFS New Discovery Value Portfolio	4,031,596	22,960	369,072	110,647	(656,386)	3,139,745
MFS Research International Portfolio	16,085,915	154,665	300,222	(21,965)	(3,283,689)	12,634,704
MFS Research Series	24,053,763	212,225	859,514	306,731	(4,877,499)	18,835,706
MFS Total Return Bond Series	67,998,054	8,073	5,406,848	(424,989)	(7,203,370)	54,970,920
MFS Value Series	24,175,763	59,353	2,184,533	869,836	(3,832,527)	19,087,892
	$402,065,611	$6,983,746	$29,161,488	$249,466	$(59,110,884)	$321,026,451
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	2,726	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$2,726	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a
15

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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MFS Conservative Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Conservative Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2022
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-SEM

MFS® Blended Research® Small Cap Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Blended Research Small Cap Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.8%
Portland General Electric Co.	1.8%
Hostess Brands, Inc.	1.7%
Reinsurance Group of America, Inc.	1.7%
UMB Financial Corp.	1.6%
National Storage Affiliates Trust, REIT	1.6%
Box, Inc., “A”	1.6%
Silicon Laboratories, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
Cathay General Bancorp, Inc.	1.5%

GICS equity sectors (g)
Health Care	17.4%
Financials	15.7%
Information Technology	14.7%
Industrials	14.6%
Consumer Discretionary	11.3%
Real Estate	8.1%
Energy	5.6%
Materials	4.3%
Communication Services	3.3%
Consumer Staples	2.5%
Utilities	2.3%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Blended Research Small Cap Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.53%	$1,000.00	$797.43	$2.36
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$796.59	$3.47
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	2,565	$ 722,766
Smith & Wesson Brands, Inc.	8,241	108,204
		$830,970
Apparel Manufacturers – 1.5%
FIGS, Inc. (a)	35,417	$ 322,649
Skechers USA, Inc., “A” (a)	25,753	916,292
		$1,238,941
Automotive – 1.4%
REV Group, Inc.	42,709	$ 464,247
Visteon Corp. (a)	6,096	631,424
		$1,095,671
Biotechnology – 3.2%
Adaptive Biotechnologies Corp. (a)	8,364	$ 67,665
Alector, Inc. (a)	7,112	72,258
Coherus BioSciences, Inc. (a)	23,443	169,727
Exelixis, Inc. (a)	11,947	248,737
iTeos Therapeutics, Inc. (a)	26,256	540,874
Novavax, Inc. (a)	3,950	203,148
Organogenesis Holdings, Inc. (a)	62,407	304,546
Varex Imaging Corp. (a)	20,280	433,789
Vir Biotechnology, Inc. (a)	22,901	583,288
		$2,624,032
Broadcasting – 0.6%
Entravision Communications Corp., “A”	83,311	$ 379,898
Thryv, Inc. (a)	3,032	67,887
		$447,785
Business Services – 4.7%
BlueLinx Holdings, Inc. (a)	1,968	$ 131,482
Boise Cascade Corp.	8,377	498,348
Forrester Research, Inc. (a)	19,228	919,867
HireRight Holdings Corp. (a)	19,575	278,161
Paya, Inc. (a)	19,305	126,834
Sterling Check Corp. (a)	20,101	327,847
TaskUs, Inc., “A” (a)	44,531	750,793
Thoughtworks Holding, Inc. (a)	15,799	222,924
World Fuel Services Corp.	4,951	101,297
Yext, Inc. (a)	95,356	455,802
		$3,813,355
Chemicals – 1.3%
Element Solutions, Inc.	57,180	$ 1,017,804
Computer Software – 4.2%
ACI Worldwide, Inc. (a)	10,517	$ 272,285
Clear Secure, Inc., “A” (a)	13,210	264,200
Domo, Inc., “B” (a)	1,751	48,678
Elastic N.V. (a)	5,757	389,576
Eventbrite, Inc. (a)	94,939	975,023
Everbridge, Inc. (a)	11,100	309,579
4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	4,519	$ 788,204
Sprout Social, Inc. (a)	6,940	403,006
		$3,450,551
Computer Software - Systems – 4.1%
A10 Networks, Inc.	7,139	$ 102,659
Box, Inc., “A” (a)	50,486	1,269,218
Extreme Networks, Inc. (a)	36,051	321,575
Rapid7, Inc. (a)	4,234	282,831
Rimini Street, Inc. (a)	68,365	410,874
Verint Systems, Inc. (a)	22,435	950,122
		$3,337,279
Construction – 1.1%
GMS, Inc. (a)	19,522	$ 868,729
Consumer Products – 2.3%
Herbalife Ltd. (a)	10,962	$ 224,173
Nu Skin Enterprises, Inc., “A”	4,319	187,013
Prestige Consumer Healthcare, Inc. (a)	24,898	1,464,002
		$1,875,188
Consumer Services – 1.8%
F45 Training Holdings, Inc. (a)	12,643	$ 49,687
Grand Canyon Education, Inc. (a)	12,018	1,131,975
Medifast, Inc.	43	7,762
TravelCenters of America LLC (a)	7,823	269,659
		$1,459,083
Electrical Equipment – 0.4%
Advanced Drainage Systems, Inc.	1,883	$ 169,602
Vertiv Holdings Co.	21,748	178,768
		$348,370
Electronics – 5.5%
Advanced Energy Industries, Inc.	11,366	$ 829,491
Alpha and Omega Semiconductor Ltd. (a)	13,177	439,321
Amkor Technology, Inc.	30,150	511,043
Jabil Circuit, Inc.	9,943	509,181
Plexus Corp. (a)	10,843	851,175
Sanmina Corp. (a)	3,074	125,204
Silicon Laboratories, Inc. (a)	8,740	1,225,523
		$4,490,938
Energy - Independent – 2.7%
CONSOL Energy, Inc. (a)	1,993	$ 98,414
CVR Energy, Inc.	14,259	477,677
Magnolia Oil & Gas Corp., “A”	51,802	1,087,324
Peabody Energy Corp. (a)	23,830	508,294
		$2,171,709
Energy - Integrated – 0.5%
National Gas Fuel Co.	5,934	$ 391,941
5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 3.4%
APi Group, Inc. (a)	32,084	$ 480,297
Comfort Systems USA, Inc.	14,657	1,218,730
Dycom Industries, Inc. (a)	11,845	1,102,059
		$2,801,086
Food & Beverages – 1.7%
Hostess Brands, Inc. (a)	66,567	$ 1,411,886
Food & Drug Stores – 0.3%
United Natural Foods, Inc. (a)	5,114	$ 201,492
Gaming & Lodging – 1.4%
International Game Technology PLC	59,100	$ 1,096,896
General Merchandise – 0.4%
Dillards, Inc., “A”	1,525	$ 336,369
Insurance – 3.2%
Brighthouse Financial, Inc. (a)	10,163	$ 416,886
Reinsurance Group of America, Inc.	11,743	1,377,337
Universal Insurance Holdings, Inc.	3,962	51,625
Voya Financial, Inc.	13,276	790,320
		$2,636,168
Internet – 0.8%
Cars.com, Inc. (a)	21,311	$ 200,963
ZipRecruiter, Inc., “A” (a)	31,010	459,568
		$660,531
Leisure & Toys – 3.6%
Brunswick Corp.	13,103	$ 856,674
Funko, Inc., “A” (a)	47,071	1,050,625
Malibu Boats, Inc., “A” (a)	9,361	493,418
Polaris, Inc.	5,427	538,793
		$2,939,510
Machinery & Tools – 2.3%
ITT, Inc.	2,056	$ 138,245
Manitowoc Co., Inc. (a)	19,335	203,598
Regal Rexnord Corp.	7,699	873,990
Shyft Group, Inc.	10,503	195,251
Titan International, Inc. (a)	17,680	266,968
Titan Machinery, Inc. (a)	10,012	224,369
		$1,902,421
Major Banks – 0.5%
First Financial Corp.	9,939	$ 442,285
Medical & Health Technology & Services – 2.5%
Community Health Systems, Inc. (a)	8,599	$ 32,246
Cross Country Healthcare, Inc. (a)	12,226	254,667
HealthEquity, Inc. (a)	10,520	645,823
Medpace Holdings, Inc. (a)	1,980	296,347
6

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Syneos Health, Inc. (a)	11,281	$ 808,622
		$2,037,705
Medical Equipment – 6.3%
AngioDynamics, Inc. (a)	15,481	$ 299,557
Avanos Medical, Inc. (a)	13,167	359,986
Bioventus, Inc., “A” (a)	31,790	216,808
CareDx, Inc. (a)	4,260	91,505
Envista Holdings Corp. (a)	27,013	1,041,081
Inogen, Inc. (a)	1,863	45,047
Integer Holdings Corp. (a)	5,825	411,594
Maravai Lifesciences Holdings, Inc., “A” (a)	36,599	1,039,778
Orthofix Medical, Inc. (a)	16,622	391,282
Quidel Corp. (a)	10,248	995,901
Zynex, Inc. (l)	23,774	189,716
		$5,082,255
Metals & Mining – 0.7%
Ryerson Holding Corp.	23,290	$ 495,844
United States Steel Corp.	2,213	39,635
		$535,479
Natural Gas - Pipeline – 1.1%
Equitrans Midstream Corp.	142,808	$ 908,259
Oil Services – 1.5%
Cactus, Inc., “A”	13,172	$ 530,436
ChampionX Corp.	36,276	720,079
		$1,250,515
Other Banks & Diversified Financials – 11.9%
Atlanticus Holdings Corp. (a)	1,715	$ 60,316
Bank OZK	27,696	1,039,431
Cathay General Bancorp, Inc.	31,117	1,218,230
First BanCorp.	47,229	609,726
First Interstate BancSystem, Inc.	25,251	962,316
Preferred Bank	5,512	374,926
Silvergate Capital Corp., “A” (a)	3,230	172,902
SLM Corp.	73,388	1,169,805
UMB Financial Corp.	15,427	1,328,265
Umpqua Holdings Corp.	64,741	1,085,707
United Community Bank, Inc.	20,932	631,937
Wintrust Financial Corp.	12,868	1,031,370
		$9,684,931
Pharmaceuticals – 3.2%
Atea Pharmaceuticals, Inc. (a)	11,069	$ 78,590
Collegium Pharmaceutical, Inc. (a)	23,272	412,380
Eagle Pharmaceuticals, Inc. (a)	2,972	132,046
Emergent BioSolutions, Inc. (a)	5,992	185,992
Intercept Pharmaceuticals, Inc. (a)(l)	33,790	466,640
Macrogenics, Inc. (a)	20,892	61,631
Phibro Animal Health Corp., “A”	11,262	215,442
United Therapeutics Corp. (a)	3,069	723,179
7

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Vanda Pharmaceuticals, Inc. (a)	32,648	$ 355,863
		$2,631,763
Printing & Publishing – 0.2%
Gannett Co., Inc. (a)	54,711	$ 158,662
Railroad & Shipping – 0.1%
Teekay Tankers LTD., “A” (a)	5,555	$ 97,935
Real Estate – 8.1%
DiamondRock Hospitality Co., REIT (a)	32,530	$ 267,071
Empire State Realty Trust, REIT, “A”	58,818	413,491
EPR Properties, REIT	20,927	982,104
Innovative Industrial Properties, Inc., REIT	4,966	545,615
National Storage Affiliates Trust, REIT	25,360	1,269,775
Phillips Edison & Co., REIT	22,959	767,060
Spirit Realty Capital, Inc., REIT	26,260	992,103
STAG Industrial, Inc., REIT	15,014	463,632
Summit Hotel Properties, Inc., REIT (a)	25,000	181,750
Uniti Group, Inc., REIT	46,465	437,700
Xenia Hotels & Resorts Inc., REIT (a)	18,210	264,591
		$6,584,892
Restaurants – 0.7%
Texas Roadhouse, Inc.	7,336	$ 536,995
Specialty Chemicals – 3.8%
Ashland Global Holdings, Inc.	8,471	$ 872,937
Avient Corp.	1,103	44,208
Chemours Co.	32,300	1,034,246
Univar Solutions, Inc. (a)	44,140	1,097,762
		$3,049,153
Specialty Stores – 2.3%
Builders FirstSource, Inc. (a)	13,828	$ 742,564
Signet Jewelers Ltd.	6,217	332,361
Urban Outfitters, Inc. (a)	32,858	613,130
Zumiez, Inc. (a)	7,648	198,848
		$1,886,903
Telephone Services – 0.6%
Cambium Networks Corp. (a)	7,323	$ 107,282
EchoStar Corp., “A” (a)	20,878	402,945
		$510,227
Tobacco – 0.1%
Vector Group Ltd.	3,705	$ 38,902
Trucking – 1.0%
Landstar System, Inc.	2,436	$ 354,243
Saia, Inc. (a)	2,360	443,680
		$797,923
8

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.8%
Portland General Electric Co.	29,993	$ 1,449,562
Total Common Stocks (Identified Cost, $80,205,167)		$81,133,051
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $150,605)	150,620	$ 150,605
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.55% (j) (Identified Cost, $235,781)	235,781	$ 235,781
Other Assets, Less Liabilities – (0.3)%		(203,766)
Net Assets – 100.0%		$81,315,671
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $150,605 and $81,368,832, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $232,486 of securities on loan (identified cost, $80,440,948)	$81,368,832
Investments in affiliated issuers, at value (identified cost, $150,605)	150,605
Receivables for
Investments sold	5,038,955
Fund shares sold	10,676
Interest and dividends	93,635
Other assets	406
Total assets	$86,663,109
Liabilities
Payables for
Investments purchased	$4,927,548
Fund shares reacquired	124,000
Collateral for securities loaned, at value	235,781
Payable to affiliates
Investment adviser	1,744
Administrative services fee	126
Shareholder servicing costs	59
Distribution and/or service fees	712
Payable for independent Trustees' compensation	59
Accrued expenses and other liabilities	57,409
Total liabilities	$5,347,438
Net assets	$81,315,671
Net assets consist of
Paid-in capital	$56,902,155
Total distributable earnings (loss)	24,413,516
Net assets	$81,315,671
Shares of beneficial interest outstanding	7,462,839
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,117,444	2,693,389	$11.18
Service Class	51,198,227	4,769,450	10.73
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$497,502
Other	8,293
Dividends from affiliated issuers	1,232
Income on securities loaned	739
Foreign taxes withheld	(1,029)
Total investment income	$506,737
Expenses
Management fee	$184,169
Distribution and/or service fees	72,175
Shareholder servicing costs	5,956
Administrative services fee	11,837
Independent Trustees' compensation	1,797
Custodian fee	2,686
Shareholder communications	3,680
Audit and tax fees	29,470
Legal fees	289
Miscellaneous	12,023
Total expenses	$324,082
Reduction of expenses by investment adviser	(6,479)
Net expenses	$317,603
Net investment income (loss)	$189,134
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,965,285
Affiliated issuers	(39)
Net realized gain (loss)	$2,965,246
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(23,764,592)
Net realized and unrealized gain (loss)	$(20,799,346)
Change in net assets from operations	$(20,610,212)
See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$189,134	$521,826
Net realized gain (loss)	2,965,246	23,809,565
Net unrealized gain (loss)	(23,764,592)	1,832,471
Change in net assets from operations	$(20,610,212)	$26,163,862
Total distributions to shareholders	$—	$(770,014)
Change in net assets from fund share transactions	$(2,440,995)	$(14,248,191)
Total change in net assets	$(23,051,207)	$11,145,657
Net assets
At beginning of period	104,366,878	93,221,221
At end of period	$81,315,671	$104,366,878
See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$14.02	$10.91	$11.66	$11.25	$13.47	$13.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.10	$0.10	$0.09	$0.11
Net realized and unrealized gain (loss)	(2.88)	3.14	0.01(g)	2.56	(0.40)	1.70
Total from investment operations	$(2.84)	$3.23	$0.11	$2.66	$(0.31)	$1.81
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.09)	$(0.10)	$(0.13)	$(0.12)
From net realized gain	—	—	(0.77)	(2.15)	(1.78)	(1.45)
Total distributions declared to shareholders	$—	$(0.12)	$(0.86)	$(2.25)	$(1.91)	$(1.57)
Net asset value, end of period (x)	$11.18	$14.02	$10.91	$11.66	$11.25	$13.47
Total return (%) (k)(r)(s)(x)	(20.26)(n)	29.64	2.23	26.78	(5.11)	14.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.54	0.55	0.54	0.54	0.53
Expenses after expense reductions	0.53(a)	0.52	0.54	0.53	0.53	0.52
Net investment income (loss)	0.57(a)	0.67	1.05	0.81	0.69	0.82
Portfolio turnover	33(n)	78	84	59	72	81
Net assets at end of period (000 omitted)	$30,117	$39,073	$33,850	$35,441	$29,936	$36,195

See Notes to Financial Statements
13

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$13.47	$10.50	$11.24	$10.92	$13.12	$12.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.07	$0.07	$0.06	$0.07
Net realized and unrealized gain (loss)	(2.76)	3.01	0.02(g)	2.46	(0.39)	1.67
Total from investment operations	$(2.74)	$3.06	$0.09	$2.53	$(0.33)	$1.74
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.06)	$(0.06)	$(0.09)	$(0.09)
From net realized gain	—	—	(0.77)	(2.15)	(1.78)	(1.45)
Total distributions declared to shareholders	$—	$(0.09)	$(0.83)	$(2.21)	$(1.87)	$(1.54)
Net asset value, end of period (x)	$10.73	$13.47	$10.50	$11.24	$10.92	$13.12
Total return (%) (k)(r)(s)(x)	(20.34)(n)	29.17	2.14	26.36	(5.35)	14.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.79	0.80	0.79	0.79	0.78
Expenses after expense reductions	0.78(a)	0.77	0.79	0.78	0.78	0.77
Net investment income (loss)	0.32(a)	0.42	0.80	0.56	0.43	0.55
Portfolio turnover	33(n)	78	84	59	72	81
Net assets at end of period (000 omitted)	$51,198	$65,294	$59,371	$61,099	$55,648	$71,366
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S.
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$81,133,051	$—	$—	$81,133,051
Mutual Funds	386,386	—	—	386,386
Total	$81,519,437	$—	$—	$81,519,437
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $232,486. The fair value of the fund's investment securities on loan and a related liability of $235,781 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
16

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$770,014
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$81,222,665
Gross appreciation	11,743,905
Gross depreciation	(11,447,133)
Net unrealized appreciation (depreciation)	$296,772
As of 12/31/21
Undistributed ordinary income	7,205,891
Undistributed long-term capital gain	13,709,492
Net unrealized appreciation (depreciation)	24,108,345
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
17

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$338,509
Service Class	—	431,505
Total	$—	$770,014
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $6,479, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $5,599, which equated to 0.0122% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $357.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0257% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
18

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $8,293, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $30,406,037 and $31,790,583, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	125,741	$1,512,994	263,239	$3,473,991
Service Class	333,322	3,909,825	607,326	7,714,638
	459,063	$5,422,819	870,565	$11,188,629
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	25,357	$338,509
Service Class	—	—	33,580	431,505
	—	$—	58,937	$770,014
Shares reacquired
Initial Class	(220,133)	$(2,824,119)	(602,378)	$(7,913,165)
Service Class	(410,495)	(5,039,695)	(1,450,359)	(18,293,669)
	(630,628)	$(7,863,814)	(2,052,737)	$(26,206,834)
Net change
Initial Class	(94,392)	$(1,311,125)	(313,782)	$(4,100,665)
Service Class	(77,173)	(1,129,870)	(809,453)	(10,147,526)
	(171,565)	$(2,440,995)	(1,123,235)	$(14,248,191)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $182 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
19

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,035,352	$5,963,580	$6,848,288	$(39)	$—	$150,605
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,232	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
20

MFS Blended Research Small Cap Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
21

MFS Blended Research Small Cap Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
22

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States

Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III_ _

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
Date: August 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)
Date: August 15, 2022
By (Signature and Title)*	/S/ JAMES O. YOST	___________

James O. Yost, Treasurer (Principal Financial Officer and

Accounting Officer)

Date: August 15, 2022

* Print name and title of each signing officer under his or her signature.